As filed with the Securities and Exchange Commission on August 31, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 – June 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

U.S. Global Investors Funds
Semi-Annual Report
June 30, 2023
(unaudited)

U.S. Global Investors Funds
Semi-Annual Report
June 30, 2023
Table of Contents
(unaudited)
Letter to Shareholders 1
Portfolios of Investments 2
Notes to Portfolios of Investments 36
Statements of Assets and Liabilities 50
Statements of Operations 54
Statements of Changes in Net Assets 58
Notes to Financial Statements 64
Financial Highlights 78
Additional Information 86
Expense Example 88
Privacy Policy 90

Apex Fund Services
3 Canal Plaza, Suite 600
Portland, ME 04101
Nasdaq Symbols (unaudited)
U.S. Global Investors Funds
Investor Class
U.S. Government Securities Ultra-Short Bond Fund UGSDX
Near-Term Tax Free Fund NEARX
Global Luxury Goods Fund USLUX
Global Resources Fund PSPFX
World Precious Minerals Fund UNWPX
Gold and Precious Metals Fund USERX
Emerging Europe Fund EUROX
China Region Fund USCOX

U.S. Global Investors Funds
(unaudited)
Dear Fellow Shareholder,
Dear Fellow Shareholder,
Did you know? The best way to receive timely updates on the events that impact your investments is to subscribe to our FREE newsletter, the
Investor Alert.
With a balanced analysis of markets over the past week, the Investor Alert is written for you by the U.S. Global investments team, featuring a special commentary by me. You can sign up for the Investor Alert—awarded Best Electronic Newsletter by the Investment Management
Education Alliance (IMEA)—by visiting usfunds.com/subscribe.
While you’re on the website, be sure to take advantage of additional resources, prepared especially for our fund shareholders:
My CEO blog, Frank Talk , where I comment on current market topics
Quarterly fund commentaries, straight from the portfolio managers themselves
Up-to-date fund performance, including quarterly performance charts
We hope you enjoy having these timely resources at your fingertips.
Thank you for investing in U.S. Global Investors Funds!
Sincerely,
Frank E. Holmes
CEO and Chief Investment Officer
U.S. Global Investors, Inc.
Please consider carefully a fund’s investment objectives, risks, charges and expenses. For this and other important information, obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-874-8637). Read it carefully before investing. Foreside
Fund Services, LLC, Distributor. U.S. Global Investors, Inc. is the investment adviser.
All opinions expressed and data provided are subject to change without notice. Some of these opinions may not be appropriate to every investor.

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 93.71%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 11.99%
Fixed Rates:
5.57 07/05/24 $ 2,000,000 $ 1,999,560
5.34 05/28/26 2,000,000 1,981,813
3,981,373
Federal Home Loan Bank 61.07%
Fixed Rates:
4.50 07/20/23 3,000,000 2,998,780
3.25 08/15/23 855,000 852,600
4.30 09/26/23 2,000,000 1,993,383
4.75 10/24/23 5,000,000 4,988,733
4.88 11/07/23 3,000,000 2,993,608
5.15 04/12/24 1,000,000 995,131
5.00 04/25/24 1,500,000 1,491,246
4.63 12/13/24 2,000,000 1,982,530
5.35 12/30/24 2,000,000 1,986,460
20,282,471
Federal Home Loan Mortgage Corp. 14.72%
Fixed Rates:
3.06 05/29/24 5,000,000 4,889,248
U.S. Treasury Bill 2.99%
◊
Yield to Maturity:
5.05 08/22/23 1,000,000 992,833
U.S. Treasury Note/Bond 2.94%
Fixed Rates:
0.13 12/15/23 1,000,000 977,287
Investments, at value 93.71% (cost $31,242,833) 31,123,212
Other assets and liabilities, net 6.29% 2,090,303
Net Assets 100.00% $ 33,213,515
Portfolio Allocation by Issuer
Based on Total Investments
June 30, 2023
Federal Home Loan Bank 65.1%
Federal Home Loan Mortgage Corp. 15.7%
Federal Farm Credit Bank 12.8%
U.S. Treasury Bill 3.2%
U.S. Treasury Note/Bond 3.2%
Total 100.0%
Portfolio Allocation by Maturity
June 30, 2023
Less than 1 Month $ 2,998,780 9.6%
1-3 Months 3,838,816 12.4%
3-12 Months 16,335,253 52.4%
1-3 Years 7,950,363 25.6%
$ 31,123,212 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Near-Term Tax Free Fund
Municipal Bonds 84.46%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Alabama 1.65%
Alabama Community College System,
Alabama, Refunding, RB BAM 4.00 11/01/24 $ 185,000 $ 186,732
Alabaster Board of Education, Alabama,
Prefunding, Special Tax Bond AGM 5.00 09/01/44 300,000 305,915
492,647
Arizona 1.36%
City of Mesa AZ, Arizona, Refunding, GO
Limited 4.00 07/01/25 400,000 406,972
California 2.91%
City of Milpitas CA Wastewater Revenue,
California, Refunding, RB 5.00 11/01/24 350,000 359,208
East Side Union High School District,
California, GO Unlimited AGM 5.00 08/01/24 200,000 204,293
State of California, California, Refunding, GO
Unlimited 5.00 08/01/24 300,000 306,664
870,165
Colorado 3.78%
City of Glendale CO, Colorado, Refunding, COP
AGM 5.00 12/01/25 750,000 768,794
Colorado Health Facilities Authority, Colorado,
Refunding, RB 5.00 10/01/25 350,000 360,766
1,129,560
Connecticut 2.18%
State of Connecticut, Connecticut, GO
Unlimited 4.00 06/15/24 235,000 237,102
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 211,285
Town of Simsbury CT, Connecticut, Refunding,
GO Unlimited 5.00 08/01/24 200,000 204,123
652,510
Florida 2.42%
Port St Lucie Community Redevelopment
Agency, Florida, Refunding, Tax
Allocation Bond 5.00 01/01/25 705,000 724,624
Hawaii 0.62%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 175,000 186,060

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Illinois 3.42%
Chicago Park District, Illinois, Refunding, GO
Limited, Series B 5.00 01/01/24 $ 500,000 $ 503,498
City of St Charles IL, Illinois, GO Unlimited 5.00 12/01/23 210,000 211,512
Cook County Township High School District No.
225, Illinois, Refunding, GO Unlimited 5.00 12/01/24 300,000 307,322
1,022,332
Indiana 1.52%
Northwestern School Corp., Indiana, GO
Limited 5.00 01/15/26 150,000 155,930
South Henry Multi School Building Corp.,
Indiana, RB 5.00 07/15/24 125,000 127,177
Warrick County Redevelopment District,
Indiana, Refunding, Tax Allocation Bond 4.00 08/01/25 170,000 172,535
455,642
Iowa 0.99%
Iowa Finance Authority, Iowa, Refunding, RB 5.00 02/15/25 290,000 296,359
Kansas 0.57%
City of Lawrence KS, Kansas, GO Unlimited 3.25 09/01/27 170,000 169,480
Kentucky 2.40%
Campbellsville Independent School District
Finance Corp., Kentucky, RB 4.00 08/01/25 165,000 167,189
City of Ashland KY, Kentucky, Refunding, GO
Unlimited AGM 5.00 01/01/25 300,000 307,733
Kentucky Bond Development Corp., Kentucky,
Refunding, RB 5.00 05/01/25 235,000 241,697
716,619
Louisiana 0.96%
Louisiana Housing Corp., Louisiana, RB FHLMC 2.15 12/01/24 295,000 287,812
Massachusetts 3.61%
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note
Revenue, Massachusetts, RB 5.00 06/15/25 250,000 254,234
Massachusetts Development Finance Agency,
Massachusetts, Refunding, RB 4.00 04/01/25 250,000 254,333
Massachusetts Port Authority, Massachusetts,
Refunding, RB 5.00 07/01/24 560,000 570,422
1,078,989

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Michigan 2.31%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 $ 365,000 $ 386,568
Michigan Finance Authority, Michigan, RB
AGM 5.00 07/01/26 300,000 304,674
691,242
Minnesota 1.12%
City of St Cloud MN, Minnesota, Refunding, RB 5.00 05/01/24 185,000 187,298
City of Thief River Falls MN, Minnesota,
Refunding, GO Unlimited 2.00 02/01/24 150,000 148,605
335,903
Mississippi 0.42%
County of Madison MS, Mississippi, GO
Unlimited 4.50 11/01/25 125,000 127,059
Missouri 0.68%
St Louis Land Clearance for Redevelopment
Authority, Missouri, RB 4.00 07/15/25 200,000 203,291
Nebraska 1.89%
Adams County School District No. 18,
Nebraska, GO Unlimited 2.00 12/15/23 260,000 257,575
Nebraska Public Power District, Nebraska,
Refunding, RB 5.00 01/01/25 300,000 308,306
565,881
Nevada 1.02%
Clark County Water Reclamation District,
Nevada, Refunding, GO Limited 5.00 07/01/24 300,000 305,466
New Hampshire 0.68%
City of Portsmouth NH, New Hampshire, GO
Unlimited 4.00 06/15/24 200,000 201,900
New Jersey 6.13%
City of Asbury Park NJ, New Jersey, GO
Unlimited Notes 4.75 01/17/24 470,000 471,992
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 441,367
Township of North Bergen NJ, New Jersey, GO
Unlimited Notes 5.00 12/21/23 440,000 441,633
Township of North Bergen NJ, New Jersey, GO
Unlimited Notes 4.00 04/24/24 225,000 225,982

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
New Jersey (cont’d)
Township of Vernon NJ, New Jersey,
Refunding, GO Unlimited 4.00 01/01/24 $ 250,000 $ 250,910
1,831,884
New Mexico 2.17%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 600,000 649,605
New York 4.50%
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/25 250,000 259,614
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 212,316
Port Authority of New York & New Jersey,
New York, Refunding, RB 5.00 10/01/25 215,000 221,099
Town of Irondequoit NY, New York, GO Limited
Notes 4.00 12/15/23 650,000 651,514
1,344,543
Ohio 0.96%
Kettering City School District, Ohio, Refunding,
GO Unlimited 5.00 12/01/24 280,000 286,678
Oklahoma 4.70%
Cleveland County Independent School District
No. 29 Norman, Oklahoma, GO Unlimited 3.00 05/01/24 415,000 414,027
Grady County School Finance Authority,
Oklahoma, RB 5.00 09/01/24 225,000 229,411
Tulsa Public Facilities Authority, Oklahoma, RB 5.00 06/01/24 750,000 760,674
1,404,112
Oregon 1.23%
City of Ashland OR, Oregon, GO Limited 2.38 10/01/26 200,000 192,372
Klamath Falls Intercommunity Hospital
Authority, Oregon, Refunding, RB 4.00 09/01/24 175,000 175,515
367,887
Pennsylvania 3.13%
Commonwealth of Pennsylvania, Pennsylvania,
Refunding, GO Unlimited, First Series 5.00 08/15/25 310,000 322,300
Commonwealth of Pennsylvania, Pennsylvania,
GO Unlimited, Second Series 5.00 09/15/24 300,000 306,758
Pittsburgh Water & Sewer Authority,
Pennsylvania, RB AGM 5.00 09/01/24 300,000 305,470
934,528

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Rhode Island 1.71%
State of Rhode Island, Rhode Island,
Refunding, GO Unlimited 4.00 10/15/23 $ 510,000 $ 510,786
South Carolina 1.09%
City of Tega Cay SC, South Carolina, Refunding,
GO Unlimited 2.25 04/01/25 335,000 325,150
South Dakota 0.46%
South Dakota Health & Educational Facilities
Authority, South Dakota, Refunding, RB 5.00 09/01/24 135,000 137,001
Tennessee 0.85%
Metropolitan Government of Nashville &
Davidson County TN, Tennessee, GO
Unlimited 5.00 07/01/24 250,000 254,726
Texas 12.68%
City of Austin TX, Texas, Refunding, GO Limited 5.00 09/01/24 215,000 219,682
City of Dallas TX Waterworks & Sewer System
Revenue, Texas, RB 5.00 10/01/23 275,000 276,116
City of League City TX, Texas, Refunding, GO
Limited 5.00 02/15/24 250,000 252,683
City of Leander TX, Texas, GO Unlimited 5.00 08/15/23 965,000 966,831
City of McKinney TX, Texas, GO Limited 5.00 08/15/23 875,000 876,729
City of Rockwall TX, Texas, Refunding, GO
Limited 5.00 08/01/23 650,000 650,811
Ector County Independent School District,
Texas, Prefunding, GO Unlimited
PSF-GTD 5.00 08/15/29 400,000 400,697
University of Houston, Texas, Refunding, RB 5.00 02/15/24 145,000 146,600
3,790,149
Utah 1.81%
County of Utah UT, Utah, RB 5.00 05/15/24 250,000 253,371
Jordan Valley Water Conservancy District,
Utah, Refunding, RB 5.00 10/01/24 280,000 286,718
540,089
Vermont 1.32%
University of Vermont and State Agricultural
College, Vermont, Refunding, RB 5.00 10/01/24 385,000 393,529

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Near-Term Tax Free Fund
*Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated”
is used to classify securities for which a rating is not available. Credit quality ratings for each issue are obtained from Moody’s and S&P Global Ratings, and the higher rating for each issue is used.
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Virginia 0.78%
Virginia Commonwealth Transportation Board,
Virginia, RB 5.00 05/15/25 $ 225,000 $ 233,040
Washington 3.03%
King County Fire Protection District No. 45,
Washington, GO Unlimited 4.00 12/01/25 260,000 264,455
King County Housing Authority, Washington,
Refunding, RB 4.00 06/01/27 150,000 152,697
State of Washington, Washington, Refunding,
GO Unlimited 5.00 07/01/23 490,000 490,000
907,152
Wisconsin 1.40%
Village of Hartland WI, Wisconsin, Refunding,
GO Unlimited 3.00 06/01/24 420,000 418,653
Investments, at value 84.46% 25,250,025
(cost $25,502,463 )
Other assets and liabilities, net 15.54% 4,646,444
Net Assets 100.00% $ 29,896,469
Municipal Bond Ratings*
Based on Total Municipal Bonds
June 30, 2023
Bond Percentage
AAA 15.3
AA 75.4
A 7.5
BBB 0.0
Below B 0.0
Not Rated 1.8

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Global Luxury Goods Fund
Common Stocks 93.43% Shares Value
Apparel Manufacturers 12.07%
Christian Dior SE 585 $ 519,531
Deckers Outdoor Corp.
*
1,950 1,028,937
Hermes International 1,532 3,330,139
Kering SA, ADR 9,200 509,220
PRADA SpA 64,000 430,608
5,818,435
Automotive - Cars & Light Trucks 19.69%
Bayerische Motoren Werke AG 15,600 1,918,911
Lucid Group, Inc.
*
69,000 475,410
Mercedes-Benz Group AG, ADR 119,214 2,393,817
NIO, Inc., ADR
*
26,000 251,940
Tesla, Inc.
*
9,265 2,425,299
Volkswagen AG 12,150 2,030,859
9,496,236
Beverages - Wine/Spirits 5.43%
Pernod Ricard SA 10,000 2,209,748
Remy Cointreau SA 2,550 409,328
2,619,076
Casino Hotels 6.45%
Las Vegas Sands Corp.
*
30,000 1,740,000
MGM Resorts International 17,300 759,816
Wynn Resorts, Ltd. 5,800 612,538
3,112,354
Cruise Lines 2.02%
Royal Caribbean Cruises, Ltd.
*
9,400 975,156
Diversified Banking Institution 3.62%
JPMorgan Chase & Co. 12,000 1,745,280
Diversified Minerals 0.43%
Calibre Mining Corp.
*
200,000 209,851
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 0
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc.
#*@
1,116,560 0
Gold Mining 3.87%
China Gold International Resources Corp., Ltd. 28,000 107,342
Franco-Nevada Corp. 2,950 420,670
Osisko Gold Royalties, Ltd. 3,000 46,110
Ramelius Resources, Ltd. 250,000 212,578
Resolute Mining, Ltd.
*
150,000 39,437

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Royal Gold, Inc. 3,250 $ 373,035
Sandstorm Gold, Ltd. 80,000 409,600
Torex Gold Resources, Inc.
*
18,200 258,557
1,867,329
Hotels & Motels 9.87%
Hilton Worldwide Holdings, Inc. 12,000 1,746,600
InterContinental Hotels Group PLC 14,100 974,684
Marriott International, Inc., Class A 11,100 2,038,959
4,760,243
Investment Management/Advisory Services 4.38%
Apollo Global Management, Inc. 13,500 1,036,935
Julius Baer Group, Ltd. 17,000 1,072,828
2,109,763
Oil Companies - Exploration & Production 0.05%
NG Energy International Corp., 144A
#*@∆
50,000 24,722
Platinum 0.43%
Impala Platinum Holdings, Ltd., ADR 30,000 205,500
Real Estate Operating/Development 0.00%
Infrastructure Ventures, Inc.
#*@+
426,533 0
Resorts/Theme Parks 1.95%
Vail Resorts, Inc. 3,730 939,065
Retail - Apparel/Shoe 10.33%
Brunello Cucinelli SpA 12,500 1,100,564
Industria de Diseno Textil SA 46,800 1,815,270
Lululemon Athletica , Inc.
*
2,650 1,003,025
Salvatore Ferragamo SpA 6,700 110,327
Zalando SE
*
33,000 951,693
4,980,879
Retail - Home Furnishings 1.04%
Williams-Sonoma, Inc. 4,000 500,560
Retail - Jewelry 6.96%
Cie Financiere Richemont SA 19,750 3,354,893
Silver Mining 0.73%
Endeavour Silver Corp.
*
85,000 245,650
Hochschild Mining PLC 118,000 106,359
352,009

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Global Luxury Goods Fund
*Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Common Stocks (cont’d) Shares Value
Textile - Apparel 4.11%
LVMH Moet Hennessy Louis Vuitton SE, ADR 10,501 $ 1,983,009
Total Common Stocks 45,054,360
(cost $41,537,032)
Preferred Stock 1.00% Rate
Automotive - Cars & Light Trucks 1.00%
Porsche Automobil Holding SE 2.56% 8,000 482,156
(cost $461,703)
Corporate Non-Convertible Bond 1.58%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.58%
Aris Gold Corp. 7.50 08/26/27 $ 757,867 759,762
(cost $757,782)
Warrant 0.03%
Exercise
Price
Exp.
Date Shares
Retail - Jewelry 0.03%
Cie Financiere Richemont SA
*
$ 67.00 11/22/23 9,200 12,694
(cost $0 )
Investments, at value 96.04% 46,308,972
(cost $42,756,517 )
Other assets and liabilities, net 3.96% 1,911,896
Net Assets 100.00% $ 48,220,868
Portfolio Allocation by Industry Sector*
Based on Total Investments
June 30, 2023
Consumer Discretionary 69.1%
Consumer Staples 15.2%
Financials 8.3%
Materials 7.3%
Other 0.1%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Global Resources Fund
Common Stocks 93.15% Shares Value
Advanced Materials/Production 4.60%
Nano One Materials Corp.
*
275,000 $ 618,607
NanoXplore, Inc.
*
500,000 1,222,872
Neo Performance Materials, Inc. 80,000 495,188
2,336,667
Agricultural Chemicals 1.29%
CF Industries Holdings, Inc. 2,000 138,840
Nutrien, Ltd. 4,000 236,150
The Mosaic Co. 8,000 280,000
654,990
Agricultural Operations 0.87%
Wide Open Agriculture, Ltd.
#*@
2,000,000 442,990
Building & Construction Products - Miscellaneous 0.37%
Louisiana-Pacific Corp. 2,500 187,450
Chemicals - Diversified 0.05%
Base Carbon, Inc.
*
71,429 25,881
Coal 0.42%
Caribbean Resources Corp.
#*@~
17 0
Teck Resources, Ltd., Class B 5,000 210,500
210,500
Diamonds/Precious Stones 1.68%
Barksdale Resources Corp.
*
1,600,000 748,820
Lucara Diamond Corp.
*
300,000 104,171
852,991
Distribution/Wholesale 0.42%
Fox River Resources Corp.
*
1,000,000 211,361
Diversified Minerals 15.96%
Arianne Phosphate, Inc.
*
1,000,000 298,170
Atlas Lithium Corp.
*
5,000 107,100
Bradda Head Lithium, Ltd.
*
2,000,000 101,603
Core Assets Corp., 144A
#*∆
600,000 99,641
Critical Elements Lithium Corp.
*
550,000 718,249
Desert Mountain Energy Corp.
*
300,000 249,104
E3 Lithium, Ltd.
*
450,000 784,676
Global Lithium Resources, Ltd.
*
250,000 262,104
Group 6 Metals, Ltd.
*
800,000 69,259
Ion Energy, Ltd.
*
225,000 37,790
Legacy Lithium Corp.
#*@
100,000 2,023
Leo Lithium, Ltd.
*
700,000 503,923
Li-FT Power, Ltd.
*
80,000 549,538
Lithium Americas Corp.
*
20,000 404,200

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Global Resources Fund
Common Stocks (cont’d) Shares Value
Diversified Minerals (cont’d)
Lithium Americas Corp.
*
11,300 $ 228,687
Lithium Ionic Corp.
*
600,000 1,118,702
Lithium Royalty Corp.
*
50,000 498,585
Morella Corp., Ltd.
*
13,333,334 71,864
NGX, Ltd.
*
109,090 18,168
Nio Strategic Metals, Inc.
*
3,325,000 345,112
Nio Strategic Metals, Inc., 144A
#∆
362,069 37,580
Northern Graphite Corp.
*
675,000 193,622
Piedmont Lithium, Inc.
*
7,500 432,825
Standard Lithium, Ltd.
*
75,000 337,500
VR Resources, Ltd.
*
500,000 126,439
Winsome Resources, Ltd.
*
300,000 328,185
Wolfden Resources Corp.
*
1,825,000 179,090
8,103,739
Energy - Alternate Sources 0.88%
Canadian Solar, Inc.
*
10,000 386,900
Pacific Green Energy Corp.
#*@~
2,400,000 0
Zinc8 Energy Solutions, Inc.
*
1,000,000 60,389
447,289
Enterprise Software/Services 4.40%
Abaxx Technologies, Inc.
*
333,333 1,869,533
Base Carbon, Inc.
*
1,000,000 362,333
2,231,866
Food - Miscellaneous/Diversified 0.12%
Burcon NutraScience Corp.
*
500,000 62,276
Gold Mining 9.54%
Agnico Eagle Mines, Ltd. 5,000 249,900
Centerra Gold, Inc. 60,000 359,615
Collective Mining, Ltd.
*
50,000 224,571
Critical Resources, Ltd.
*
3,500,000 93,877
EnviroGold Global, Ltd., 144A
#*∆
75,000 9,907
Firefinch, Ltd.
#*@
1,000,000 59,953
Ionic Rare Earths, Ltd.
*
7,500,000 110,749
Iris Metals, Ltd.
*
650,000 741,867
K92 Mining, Inc.
*
200,000 868,088
Kinross Gold Corp. 125,000 596,250
Montage Gold Corp.
*
750,000 351,010
OceanaGold Corp. 250,000 492,546
Royal Road Minerals, Ltd.
*
5,500,000 498,207
Silver Tiger Metals, Inc.
*
1,000,000 160,408
Western Atlas Resources, Inc.
*
2,000,000 26,420
4,843,368

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Global Resources Fund
Common Stocks (cont’d) Shares Value
Industrial Gases 1.50%
Linde PLC 2,000 $ 762,160
Investment Companies 1.03%
Contango Holdings PLC
*
10,602,248 524,267
Machinery - Electric Utilities 0.97%
Bloom Energy Corp., Class A
*
30,000 490,500
Metal - Copper 1.48%
Arizona Sonoran Copper Co., Inc.
*
400,000 504,246
Kutcho Copper Corp.
*
850,000 118,702
Meridian Mining UK Societas
*
400,000 126,816
749,764
Metal - Diversified 17.85%
Bell Copper Corp.
*
1,000,000 117,003
Centaurus Metals, Ltd.
*
750,000 446,043
Chakana Copper Corp.
*
164,388 6,825
Electra Battery Materials Corp.
*
83,333 80,518
Electra Battery Materials Corp., 144A
#∆
55,555 53,678
Filo Corp.
*
180,000 3,506,926
GoviEx Uranium, Inc., 144A
#*∆
58,000 5,691
Ivanhoe Electric, Inc./US
*
16,499 215,147
Ivanhoe Mines, Ltd.
*
340,000 3,105,491
Juno Corp., 144A
#*@∆
200,000 301,944
Liontown Resources, Ltd.
*
150,000 285,647
Nubian Resources, Ltd.
*
250,000 11,795
Orsu Metals Corp., 144A
#*@∆
14,761 0
Silver X Mining Corp.
*
355,000 75,033
Sovereign Metals, Ltd.
*
600,000 188,255
Vox Royalty Corp. 130,000 314,600
Vox Royalty Corp. 70,000 170,674
Vulcan Energy Resources, Ltd.
*
63,726 179,117
9,064,387
Metal - Iron 0.00%
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
Mining Services 0.94%
Cordoba Minerals Corp.
*
58,823 16,318
Defense Metals Corp.
*
2,500,000 415,173
Galway Metals, Inc.
*
166,666 47,807
479,298
Natural Resource Technology 0.25%
I-Pulse, Inc., 144A
#*@+∆
15,971 126,171

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Global Resources Fund
Common Stocks (cont’d) Shares Value
Non-Ferrous Metals 5.02%
Encore Energy Corp.
*
300,000 $ 724,665
Energy Fuels, Inc./Canada
*
80,000 499,200
Euro Manganese, Inc.
*
1,000,000 110,176
InZinc Mining, Ltd.
*
2,000,000 45,292
Nova Royalty Corp.
*
500,000 649,179
Premium Nickel Resources, Ltd.
*
500,000 520,853
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
2,549,365
Oil - Field Services 1.81%
Halliburton Co. 10,000 329,900
Schlumberger NV 12,000 589,440
919,340
Oil - US Royalty Trusts 8.03%
Black Stone Minerals LP 50,000 797,500
Deterra Royalties, Ltd. 200,000 614,401
Kimbell Royalty Partners LP 55,000 809,050
Sabine Royalty Trust 20,000 1,318,800
Viper Energy Partners LP 20,000 536,600
4,076,351
Oil Companies - Exploration & Production 5.42%
ConocoPhillips 1,500 155,415
Freehold Royalties, Ltd. 30,000 304,359
LNG Energy Group, Inc., 144A
#*@∆
1,000,000 377,430
New Stratus Energy, Inc.
*
1,888,500 406,282
NG Energy International Corp., 144A
#*@∆
200,000 98,887
Occidental Petroleum Corp. 10,000 588,000
Range Resources Corp. 10,000 294,000
Source Rock Royalties, Ltd. 500,000 294,395
Topaz Energy Corp. 15,000 233,591
2,752,359
Oil Refining & Marketing 0.58%
Valero Energy Corp. 2,500 293,250
Pipelines 2.25%
Cheniere Energy, Inc. 7,500 1,142,700
Precious Metals 1.39%
Brixton Metals Corp.
*
2,000,000 271,749
Nova Minerals, Ltd.
*
500,000 96,955
Pan American Energy Corp.
*
500,000 186,828
Polarx, Ltd.
*
20,000,000 152,442
707,974

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Global Resources Fund
Common Stocks (cont’d) Shares Value
Real Estate Operating/Development 0.99%
Infrastructure Ventures, Inc.
#*@+
7,443,544 $ 0
Revival Gold, Inc.
*
1,500,000 503,869
503,869
REITS - Diversified 1.97%
PotlatchDeltic Corp. REIT 10,000 528,500
Rayonier, Inc. REIT 15,000 471,000
999,500
Retail - Jewelry 0.34%
Mene, Inc.
*
750,000 169,843
Silver Mining 0.73%
Pan American Silver Corp. 15,000 218,700
Vizsla Silver Corp.
*
125,000 151,916
370,616
Total Common Stocks 47,293,082
(cost $91,952,859)
Corporate Non-Convertible Bonds 2.84%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.83%
Aris Gold Corp. 7.50 08/26/27 $ 928,431 930,752
Oil Companies - Exploration & Production 1.01%
NG Energy International Corp.
#@
8.00 04/30/27 750,000 509,530
Total Corporate Non-Convertible Bonds 1,440,282
(cost $1,515,530)
Warrants 0.37%
Exercise
Price
Exp.
Date Shares
Diversified Minerals 0.04%
Bradda Head Lithium, Ltd., 144A
#*@∆
$ 0.21 04/19/24 2,000,000 0
Core Assets Corp., 144A
#*@∆
0.47 02/17/25 300,000 0
Desert Mountain Energy Corp., 144A
#*@∆
2.70 03/24/25 300,000 0
First Helium, Inc., 144A
#*@∆
0.50 07/12/23 925,000 0
Ion Energy, Ltd., 144A
#*@∆
0.70 04/13/24 225,000 0
Nio Strategic Metals, Inc., 144A
#*@∆
0.12 10/15/23 1,662,500 18,825
18,825
Investment Companies 0.00%
Contango Holdings PLC, 144A
#*@∆
0.09 11/07/25 4,583,333 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Global Resources Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Mining Services 0.12%
Aris Mining Corp.
*
$ 2.75 07/29/25 370,889 $ 61,593
Non-Ferrous Metals 0.00%
Flying Nickle Mining Corp., 144A
#*@∆
1.00 11/29/23 150,000 0
Oil Companies - Exploration & Production 0.21%
NG Energy International Corp.
#*@
1.40 05/20/27 300,000 92,848
Source Rock Royalties, Ltd.
#*
1.25 03/01/24 1,250,000 16,512
109,360
Real Estate Operating/Development 0.00%
Revival Gold, Inc., 144A
#*@∆
0.72 05/16/26 250,000 0
Silver Mining 0.00%
Vizsla Silver Corp., 144A
#*@∆
2.00 11/15/24 62,500 0
Total Warrants 189,778
(cost $94,582 )
Call Options Purchased 0.09%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Diversified Minerals 0.00%
Group 6 Metals, Ltd.
#@
$ 0.28 01/25 $ 11,200,000 400,000 0
Gold Mining 0.09%
Iris Metals, Ltd.
#@
1.50 05/25 0 325,000 43,300
Precious Metals 0.00%
Nova Minerals, Ltd.
#@
0.70 04/24 0 16,666 0
Total Purchased Call Options 43,300
(premiums paid $0 )
Investments, at value 96.45% 48,966,442
(cost $93,562,971 )
Other assets and liabilities, net 3.55% 1,804,116
Net Assets 100.00% $ 50,770,558

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Global Resources Fund
*Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Portfolio Allocation by Industry Sector*
Based on Total Investments
June 30, 2023
Metals & Mining 26.3%
Precious Metals & Minerals 20.3%
Oil, Gas & Consumable Fuels 17.6%
Gold Mining 11.9%
Advanced Materials/Production 4.8%
Enterprise Software/Services 4.5%
Real Estate 3.1%
Other 11.5%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
World Precious Minerals Fund
Common Stocks 95.76% Shares Value
Advanced Materials/Production 12.74%
Nano One Materials Corp.
*
2,700,000 $ 6,073,599
Chemicals - Diversified 0.00%
Base Carbon, Inc.
*
574 208
Coal 0.00%
Caribbean Resources Corp.
#*@
4 0
Diamonds/Precious Stones 3.22%
Barksdale Resources Corp.
*
3,275,000 1,532,742
Diversified Minerals 5.40%
Ascot Resources, Ltd., 144A
#*∆
6,412 2,517
Desert Gold Ventures, Inc.
*
750,000 32,553
E79 Resources Corp.
*
2,000,000 105,680
Erdene Resource Development Corp.
*
600,000 167,579
Gossan Resources, Ltd.
*
1,250,000 54,255
Indochine Mining, Ltd.
#*@
10,000 0
Kenorland Minerals, Ltd.
*
250,000 141,536
Kootenay Resources, Inc.
#*@
40,000 3,019
Max Resource Corp.
*
2,050,000 201,170
Minaurum Gold, Inc.
*
1,000,000 109,455
Musgrave Minerals, Ltd.
*
1,500,000 285,613
Northern Graphite Corp.
*
900,000 258,162
Spark Energy Minerals, Inc.
*
1,967,105 44,547
VR Resources, Ltd.
*
500,000 126,439
Waraba Gold, Ltd.
#*~
2,155,000 150,472
Waraba Gold, Ltd., 144A
#~∆
6,045,000 422,089
Western Alaska Minerals Corp.
*
85,000 143,725
Western Exploration, Inc.
*
350,000 324,967
2,573,778
Enterprise Software/Services 0.03%
Abaxx Technologies, Inc.
*
2,678 15,020
Financial Services 0.00%
Tokens.com Corp., 144A
#*∆
11,123 1,553
Gold Mining 38.11%
Adamera Minerals Corp.
*
5,470,000 103,227
Adamera Minerals Corp., 144A
#∆
119,543 2,256
Allegiant Gold, Ltd.
*
750,000 96,245
Alpha Exploration, Ltd.
*
500,000 294,395
Amilot Capital, Inc., 144A
#*@∆
410,000 4,642
Angold Resources, Ltd.
*
50,000 2,831
Angus Gold, Inc.
*
250,000 154,746
Asante Gold Corp.
*
1,250,000 1,613,512

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Awale Resources, Ltd.
*
1,300,000 $ 98,132
Bellevue Gold, Ltd.
*
500,000 427,736
Black Cat Syndicate, Ltd.
*
1,750,000 438,561
Cassiar Gold Corp.
*
448,000 148,798
Collective Mining, Ltd.
*
50,000 224,571
Compass Gold Corp.
*
2,000,000 124,552
Contact Gold Corp.
*
8,200,000 123,797
Faraday Copper Corp., 144A
#*∆
43,500 25,284
Freegold Ventures, Ltd.
*
200,000 64,163
G2 Goldfields, Inc.
*
700,000 428,005
Gold Bull Resources Corp.
*
1,000,000 45,292
Goldshore Resources, Inc.
*
1,000,000 135,875
Heliostar Metals, Ltd.
*
1,250,000 339,687
HighGold Mining, Inc.
*
375,000 164,182
K92 Mining, Inc.
*
750,000 3,255,331
Karus Gold Corp.
#*@
375,000 62,276
Kesselrun Resources, Ltd.
*~
5,000,000 113,229
Lion One Metals, Ltd.
*
500,000 267,975
Loncor Gold, Inc.
*
2,600,000 686,922
Maple Gold Mines, Ltd.
*
1,000,000 105,680
Mawson Gold, Ltd.
*
625,000 75,486
McEwen Mining, Inc.
*
13,476 96,842
Moneta Gold, Inc.
*
100,000 79,260
Montage Gold Corp.
*
500,000 234,006
NV Gold Corp.
*
1,000,000 67,937
Omai Gold Mines Corp.
*
3,000,000 135,875
Onyx Gold Corp.
#*@
93,750 8,492
Osisko Mining, Inc.
*
100,000 243,065
Radisson Mining Resources, Inc.
*
8,500,000 1,026,609
Radius Gold, Inc., 144A
#*∆
125,000 18,636
Reunion Gold Corp.
*
2,500,000 934,138
Roscan Gold Corp.
*
1,500,000 181,166
Royal Road Minerals, Ltd.
*
1,500,000 135,875
Sanu Gold Corp.
*
585,000 39,743
Sanu Gold Corp., 144A
#∆
700,000 47,556
Scottie Resources Corp.
*
1,750,000 369,881
Silver Tiger Metals, Inc.
*
1,000,000 160,408
Skeena Resources, Ltd.
*
75,000 361,766
Snowline Gold Corp.
*
70,000 196,037
Southern Gold, Ltd.
*
10,000,000 139,572
Storm Exploration, Inc.
*
537,500 34,488
Strikepoint Gold, Inc.
*
2,750,000 114,172
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
Thesis Gold, Inc.
*
1,000,000 475,561
Trillium Gold Mines, Inc.
*
250,000 17,928
TriStar Gold, Inc.
*~
28,800,000 2,717,494
Viva Gold Corp.
*
500,000 60,389

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Wesdome Gold Mines, Ltd.
*
85,000 $ 442,725
Westhaven Gold Corp.
*
1,000,000 200,038
18,167,047
Metal - Copper 0.79%
Arizona Sonoran Copper Co., Inc.
*
100,000 126,062
C3 Metals, Inc.
*
1,500,000 50,953
Meridian Mining UK Societas
*
500,000 158,520
Sun Summit Minerals Corp.
*
1,000,000 41,517
377,052
Metal - Diversified 9.54%
Amex Exploration, Inc.
*
500,000 622,759
Argent Minerals, Ltd.
*
10,000,000 67,574
Aurion Resources, Ltd.
*
750,000 339,687
Auteco Minerals, Ltd.
*
17,500,000 282,033
Auteco Minerals, Ltd.
*
5,000,000 80,581
Blackwolf Copper and Gold, Ltd.
*
1,000,000 234,007
Cartier Resources, Inc.
*
750,000 53,784
Chakana Copper Corp.
*
481,612 19,995
De Grey Mining, Ltd.
*
250,000 226,539
Ivanhoe Mines, Ltd.
*
200,000 1,826,760
Juno Corp., 144A
#*@∆
200,000 301,944
Kaizen Discovery, Inc.
*
800,000 107,190
New Age Metals, Inc., 144A
#*∆
143,518 4,875
Nubian Resources, Ltd.
*
500,000 23,589
Orex Minerals, Inc.
*
7,000,000 132,100
Orsu Metals Corp., 144A
#*@∆
186,922 0
Rockcliff Metals Corp., 144A
#*∆
873,333 26,370
RTG Mining, Inc.
*
3,000,000 104,121
Sirios Resources, Inc.
*
1,000,000 41,517
Sterling Metals Corp.
*
1,000,000 52,840
4,548,265
Mining Services 0.63%
Cordoba Minerals Corp.
*
58,823 16,318
Orexplore Technologies, Ltd.
*
267,284 8,199
Summa Silver Corp.
*
750,000 274,580
299,097
Non-Ferrous Metals 0.44%
InZinc Mining, Ltd.
*
2,000,000 45,292
Latitude Uranium, Inc.
*
575,241 117,241
ValOre Metals Corp.
*
1,000,000 49,066
211,599

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Oil Companies - Exploration & Production 0.27%
Big Sky Energy Corp.
#*@
2,000,000 $ 0
Goliath Resources, Ltd.
*
225,000 129,081
129,081
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
#*∆
12,083 411
Precious Metals 16.72%
Amani Gold, Ltd.
*
54,500,000 36,305
Arizona Metals Corp.
*
1,000,000 2,294,773
Barsele Minerals Corp.
*~
7,550,000 968,862
Brixton Metals Corp.
*
3,000,000 407,624
Canex Metals, Inc.
*
3,250,000 134,931
Capitan Silver Corp.
*
1,100,000 141,159
Denarius Metals Corp.
*
150,000 56,615
Dolly Varden Silver Corp.
*
2,750,000 1,556,898
GFG Resources, Inc.
*
5,500,000 498,207
Gold Terra Resource Corp.
*
3,750,000 240,611
Gold79 Mines, Ltd.
*
8,500,000 192,489
GR Silver Mining, Ltd.
*
1,500,000 84,922
Imperial Mining Group, Ltd.
*
500,000 30,194
MacDonald Mines Exploration, Ltd.
*
300,000 13,588
Olive Resource Capital, Inc.
*
4,000,000 105,680
Paramount Gold Nevada Corp.
*
170,000 53,550
Polarx , Ltd.
*
40,000,000 304,884
Silver Viper Minerals Corp.
*
2,000,000 234,006
Stillwater Critical Minerals Corp.
*
2,000,000 309,492
Unico Silver, Ltd.
*
1,000,000 70,474
Visionary Gold Corp.
*
1,500,000 67,937
Xali Gold Corp., 144A
#*∆
4,875,000 165,597
7,968,798
Real Estate Operating/Development 1.54%
Fremont Gold, Ltd.
*
400,000 36,233
Mammoth Resources Corp.
*~
5,500,000 62,276
Revival Gold, Inc.
*
1,750,000 587,847
TDG Gold Corp.
*
270,000 49,934
736,290
Retail - Jewelry 1.00%
Mene , Inc.
*
2,115,000 478,958
Silver Mining 5.33%
Aya Gold & Silver, Inc.
*
95,000 608,832
FireFox Gold Corp.
*
500,000 28,307
Kootenay Silver, Inc.
*
3,500,000 211,360
Metallic Minerals Corp.
*
1,000,000 226,458

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Silver Mining (cont’d)
Reyna Silver Corp.
*
360,000 $ 50,274
Southern Silver Exploration Corp.
*
1,500,000 198,150
Vizsla Silver Corp.
*
1,000,000 1,215,324
2,538,705
Total Common Stocks 45,652,203
(cost $80,268,098)
Corporate Non-Convertible Bond 1.97%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.97%
Aris Gold Corp. 7.50 08/26/27 $ 938,098 940,443
(cost $938,098)
Warrants 0.19%
Exercise
Price
Exp.
Date Shares
Diversified Minerals 0.00%
Desert Gold Ventures, Inc., 144A
#*@∆
$ 0.40 08/28/23 187,500 0
Kesselrun Resources, Ltd., 144A
#*@~∆
0.23 12/08/23 1,250,000 0
Minaurum Gold, Inc., 144A
#*@∆
0.60 07/09/23 500,000 0
Waraba Gold, Ltd., 144A
#*@~∆
0.50 03/29/24 5,390,000 0
Western Exploration, Inc., 144A
#*@∆
2.15 12/31/49 50,000 0
Western Exploration, Inc., 144A
#*@∆
0.50 12/31/49 240,000 0
0
Gold Mining 0.00%
Cassiar Gold Corp., 144A
#*@∆
1.05 06/08/24 99,000 0
Cassiar Gold Corp., 144A
#*@∆
0.70 05/04/25 125,000 0
Gold Mountain Mining Corp., 144A
#*@∆
1.75 04/21/24 50,000 0
0
Metal - Copper 0.00%
Sun Summit Minerals Corp., 144A
#*@∆
0.90 07/31/23 125,000 0
Metal - Diversified 0.01%
Novo Resources Corp.
*
4.40 08/27/23 112,500 849
Sterling Metals Corp., 144A
#*@∆
0.25 04/17/25 1,000,000 0
849
Metals & Mining 0.00%
Spark Energy Minerals, Inc., 144A
#*@∆
0.10 06/04/24 875,000 0
Mining Services 0.18%
Aris Mining Corp.
*
2.75 07/29/25 520,000 86,356

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
World Precious Minerals Fund
*Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Oil Companies - Exploration & Production 0.00%
Goliath Resources, Ltd., 144A
#*@∆
$ 0.92 05/18/25 112,500 $ 0
Precious Metals 0.00%
Denarius Metals Corp., 144A
#*@∆
0.60 03/02/26 75,000 0
GFG Resources, Inc., 144A
#*@∆
0.18 03/20/26 373,077 0
0
Silver Mining 0.00%
Southern Silver Exploration Corp., 144A
#*@∆
0.25 08/14/23 875,000 0
Vizsla Silver Corp., 144A
#*@∆
2.00 11/15/24 62,500 0
0
Total Warrants 87,205
(cost $62,612 )
Investments, at value 97.92% 46,679,851
(cost $81,268,808 )
Other assets and liabilities, net 2.08% 993,131
Net Assets 100.00% $ 47,672,982
Portfolio Allocation by Industry*
Based on Total Investments
June 30, 2023
Gold Mining 40.9%
Precious Metals 17.1%
Advanced Materials/Production 13.0%
Metal - Diversified 9.8%
Diversified Minerals 5.5%
Silver Mining 5.4%
Diamonds/Precious Stones 3.3%
Other 5.0%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Gold and Precious Metals Fund
Common Stocks 88.15% Shares Value
Applications Software 0.86%
Chrysos Corp., Ltd.
*
250,000 $ 855,597
Chemicals - Diversified 0.00%
Base Carbon, Inc.
*
7,786 2,821
Diamonds/Precious Stones 0.24%
Lucara Diamond Corp.
*
700,000 243,065
Diversified Minerals 4.14%
Alkane Resources, Ltd.
*
1,000,000 473,684
Caledonia Mining Corp. PLC 25,000 290,500
Leo Lithium, Ltd.
*
3,500,000 2,519,617
Lithium Royalty Corp.
*
85,000 847,594
4,131,395
Enterprise Software/Services 0.21%
Abaxx Technologies, Inc.
*
36,333 203,777
Gold Mining 47.69%
Agnico Eagle Mines, Ltd. 40,000 1,999,200
Alamos Gold, Inc. 225,000 2,682,000
AngloGold Ashanti, Ltd., ADR 25,000 527,250
B2Gold Corp. 150,000 535,500
Black Cat Syndicate, Ltd.
*
4,393,940 1,101,149
Catalyst Metals, Ltd.
*
500,000 258,063
Centamin PLC 425,000 493,106
Centerra Gold, Inc. 125,000 749,198
DRDGOLD, Ltd., ADR 165,000 1,752,300
Dundee Precious Metals, Inc. 150,000 990,753
Eldorado Gold Corp.
*
75,000 757,500
Firefinch , Ltd.
#*@
5,000,000 299,768
Franco-Nevada Corp. 7,500 1,069,500
GoGold Resources, Inc.
*
1,500,000 1,721,079
Gold Fields, Ltd., ADR 145,000 2,005,350
Gold Resource Corp. 1,000,000 630,000
Harmony Gold Mining Co., Ltd., ADR 500,000 2,100,000
i-80 Gold Corp.
*
200,000 449,896
K92 Mining, Inc.
*
2,300,000 9,983,016
Kinross Gold Corp. 375,000 1,788,750
Lundin Gold, Inc. 340,000 4,067,937
Mineros SA 3,400,000 1,539,913
Northern Star Resources, Ltd. 100,000 814,687
OceanaGold Corp. 600,000 1,182,110
Pantoro , Ltd.
*
11,000,000 531,900
Petropavlovsk PLC
#*@
4,886,855 0
Ramelius Resources, Ltd. 1,000,000 850,311
Resolute Mining, Ltd.
*
13,000,000 3,417,832

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Royal Gold, Inc. 10,000 $ 1,147,800
Sandstorm Gold, Ltd. 200,000 1,024,000
Superior Gold, Inc.
*
3,500,000 515,192
Torex Gold Resources, Inc.
*
40,000 568,258
47,553,318
Metal - Copper 0.13%
Arizona Sonoran Copper Co., Inc.
*
100,000 126,062
Metal - Diversified 9.16%
Aclara Resources, Inc.
*
137,400 62,231
Ivanhoe Mines, Ltd.
*
335,000 3,059,822
Mandalay Resources Corp.
*
500,000 668,050
Silver X Mining Corp.
*
8,000,000 1,690,885
Vox Royalty Corp. 1,300,000 3,169,655
Vox Royalty Corp. 200,000 484,000
9,134,643
Mining Services 2.13%
Capital, Ltd. 575,000 690,533
Empress Royalty Corp.
*
2,000,000 468,013
Orexplore Technologies, Ltd.
*
1,007,351 30,898
Star Royalties, Ltd.
*
3,500,000 937,913
2,127,357
Oil & Gas Drilling 2.80%
DDH1, Ltd. 5,000,000 2,788,528
Oil Field Machinery & Equipment 0.92%
Imdex , Ltd. 725,000 916,353
Platinum 1.29%
Impala Platinum Holdings, Ltd. 100,000 666,201
Sibanye Stillwater, Ltd., ADR 100,000 624,000
1,290,201
Precious Metals 4.73%
Elemental Altus Royalties Corp.
*
250,000 220,796
EMX Royalty Corp.
*
1,250,000 2,387,243
Triple Flag Precious Metals Corp. 75,000 1,032,082
Wheaton Precious Metals Corp. 25,000 1,080,500
4,720,621
Real Estate Operating/Development 2.75%
Emerald Resources NL
*
2,000,000 2,740,505

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Retail - Jewelry 1.53%
Mene , Inc.
*
1,025,000 $ 232,119
Mene , Inc., 144A
#∆
5,714,285 1,294,045
1,526,164
Silver Mining 9.57%
Aya Gold & Silver, Inc.
*
1,000,000 6,408,756
Pan American Silver Corp. 100,000 1,458,000
Santacruz Silver Mining, Ltd.
*
4,000,000 966,220
Silvercorp Metals, Inc. 250,000 705,000
9,537,976
Total Common Stocks 87,898,383
(cost $84,497,784)
Corporate Non-Convertible Bonds 3.67%
Coupon
Rate %
Maturity
Date
Principal
Amount
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 0
Gold Mining 3.67%
Aris Gold Corp. 7.50 08/26/27 3,646,580 3,655,696
Total Corporate Non-Convertible Bonds 3,655,696
(cost $4,132,324)
Exchange Traded Fund 0.49% Shares
Global X Silver Miners ETF 19,000 493,810
(cost $558,550)
Warrants 0.21%
Exercise
Price
Exp.
Date
Metal - Diversified 0.00%
Vox Royalty Corp., 144A
#*@∆
$ 4.50 03/25/24 50,000 0
Mining Services 0.21%
Aris Mining Corp.
*
2.75 07/29/25 1,274,000 211,572
Total Warrants 211,572
(cost $0 )
Investments, at value 92.52% 92,259,461
(cost $89,188,658 )
Other assets and liabilities, net 7.48% 7,459,832
Net Assets 100.00% $ 99,719,293

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Gold and Precious Metals Fund
*Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Portfolio Allocation by Industry*
Based on Total Investments June 30, 2023
Gold Mining 55.6%
Silver Mining 10.3%
Metal - Diversified 9.9%
Precious Metals 5.1%
Diversified Minerals 4.5%
Oil & Gas Drilling 3.0%
Other 11.6%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Emerging Europe Fund
Common Stocks 81.22% Shares Value
Airlines 1.73%
Turk Hava Yollari AO
*
28,500 $ 212,294
Automotive - Cars & Light Trucks 3.18%
Bayerische Motoren Werke AG 530 65,194
Ford Otomotiv Sanayi AS 7,100 208,014
Tofas Turk Otomobil Fabrikasi AS 12,000 116,818
390,026
Beverages - Non-alcoholic 1.68%
Anadolu Efes Biracilik Ve Malt Sanayii AS 81,000 206,120
Building - Heavy Construction 3.41%
Budimex SA 1,500 132,558
Mytilineos SA 8,100 285,973
418,531
Cellular Telecommunication 1.29%
Turkcell Iletisim Hizmetleri AS 113,000 158,373
Commercial Banks Non-US 23.53%
Akbank TAS 234,000 181,853
Banca Transilvania SA
*
7,000 31,963
Bank Millennium SA
*
205,000 290,679
Bank Polska Kasa Opieki SA 11,500 313,682
BRD- Groupe Societe Generale SA
*
87,000 253,198
Eurobank Ergasias Services and Holdings SA
*
104,000 171,349
mBank SA
*
2,850 284,896
National Bank of Greece SA
*
49,500 321,770
OTP Bank Nyrt 8,350 296,846
Piraeus Financial Holdings SA
*
54,000 177,276
Powszechna Kasa Oszczednosci Bank Polski SA 35,000 311,502
Santander Bank Polska SA
*
750 71,819
Turkiye Garanti Bankasi AS 148,000 182,098
2,888,931
Computer Services 2.32%
Asseco Poland SA 14,400 284,355
Diversified Operations 3.22%
Haci Omer Sabanci Holding AS 106,000 187,580
KOC Holding AS 52,000 208,237
395,817
Electric - Distribution 1.22%
Enerjisa Enerji AS 71,000 96,110
Societatea Nationala Nuclearelectrica SA 5,500 54,012
150,122

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Electric - Integrated 3.02%
PGE Polska Grupa Energetyczna SA
*
208,000 $ 371,396
Food - Retail 3.51%
BIM Birlesik Magazalar AS 32,000 209,666
Migros Ticaret AS 27,000 220,884
430,550
Housewares 0.42%
Turkiye Sise ve Cam Fabrikalari AS 30,000 51,361
Investment Companies 0.05%
Sunrisemezz PLC
*
22,142 6,280
Machinery - Farm 1.36%
Turk Traktor ve Ziraat Makineleri AS 10,687 166,675
Medical - Drugs 2.19%
Richter Gedeon Nyrt 10,900 269,095
Metal - Diversified 0.00%
Orsu Metals Corp., 144A
#*@∆
402,500 0
Oil Companies - Integrated 6.68%
BP PLC, ADR 1,000 35,290
Exxon Mobil Corp. 581 62,312
Gazprom Neft PJSC
#@+
7,370 0
MOL Hungarian Oil & Gas PLC 36,200 316,946
OMV Petrom SA 3,685,000 405,656
820,204
Oil Refining & Marketing 8.96%
Motor Oil Hellas Corinth Refineries SA 9,150 231,639
Polski Koncern Naftowy ORLEN SA 43,062 682,520
Turkiye Petrol Rafinerileri AS 60,550 186,184
1,100,343
Property/Casualty Insurance 2.37%
Powszechny Zaklad Ubezpieczen SA 30,000 290,989
Real Estate Operating/Development 0.20%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT 85,000 24,198
Regional Banks - Non US 0.51%
Moneta Money Bank AS 17,000 62,246
Retail - Automobile 1.12%
Dogus Otomotiv Servis ve Ticaret AS 21,000 137,657

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Retail - Toy Store 1.68%
JUMBO SA 7,500 $ 206,284
Telecom Services 1.93%
Turk Telekomunikasyon AS 295,000 236,448
Telephone - Integrated 3.07%
Hellenic Telecommunications Organization SA 22,000 377,147
Television 1.99%
Cyfrowy Polsat SA 60,000 243,745
Transportation - Marine 0.58%
AP Moller - Maersk A/S, Class A 41 71,492
Total Common Stocks 9,970,679
(cost $9,682,648)
Corporate Non-Convertible Bond 3.58%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 3.58%
Aris Gold Corp. 7.50 08/26/27 $ 438,061 439,156
(cost $438,044)
Warrant 0.13%
Exercise
Price
Exp.
Date Shares
Mining Services 0.13%
Aris Mining Corp.
*
$ 2.75 07/29/25 100,000 16,607
(cost $0 )
Investments, at value 84.93% 10,426,442
(cost $10,120,692 )
Other assets and liabilities, net 15.07% 1,850,005
Net Assets 100.00% $ 12,276,447

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
Emerging Europe Fund
*Country distribution shown is based on domicile and not intended to conform to the China region definition in the prospectus. The locale of company operations may be different.
Country Distribution*
Based on Total Investments
June 30, 2023
Poland 31.4%
Turkey 28.7%
Greece 17.0%
Hungary 8.5%
Romania 7.1%
Canada 4.4%
Other 2.9%
Total 100.0%

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
China Region Fund
Common Stocks 89.10% Shares Value
Audio/Video Products 0.75%
BOE Varitronix , Ltd. 35,000 $ 50,551
Automotive - Cars & Light Trucks 10.03%
BAIC Motor Corp., Ltd. 62,500 15,221
BYD Co., Ltd., ADR 6,000 384,900
Geely Automobile Holdings, Ltd. 222,000 272,582
672,703
Brewery 4.09%
Tsingtao Brewery Co., Ltd. 30,000 273,899
Building & Construction Products - Miscellaneous 0.24%
Greentown Management Holdings Co., Ltd. 20,000 15,941
Chemicals - Diversified 1.24%
Dongyue Group, Ltd. 111,000 83,373
Chemicals - Specialty 7.43%
Daqo New Energy Corp., ADR
*
3,775 149,868
Fufeng Group, Ltd. 147,000 74,493
Ganfeng Lithium Group Co., Ltd. 41,800 274,165
498,526
Coal 9.51%
China Coal Energy Co., Ltd. 169,000 125,840
China Shenhua Energy Co., Ltd., H Shares 112,000 343,237
Shougang Fushan Resources Group, Ltd. 150,000 37,792
Yankuang Energy Group Co., Ltd. 45,500 130,636
637,505
Commercial Banks Non-US 2.38%
BOC Hong Kong Holdings, Ltd. 52,000 159,293
Computers - Memory Devices 2.10%
ASPEED Technology, Inc. 1,530 140,920
Distribution/Wholesale 0.24%
Theme International Holdings, Ltd.
*
140,000 15,759
Diversified Banking Institution 5.32%
HSBC Holdings PLC, ADR 9,000 356,580
Diversified Financial Services 4.06%
First Financial Holding Co., Ltd. 306,000 272,154

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
China Region Fund
Common Stocks (cont’d) Shares Value
E-Commerce/Products 4.44%
Alibaba Group Holding, Ltd., ADR
*
630 $ 52,511
PDD Holdings, Inc., ADR
*
3,550 245,447
297,958
Electronic Components - Miscellaneous 0.42%
Cowell e Holdings, Inc.
*
15,000 27,828
Energy - Alternate Sources 0.97%
Xinte Energy Co., Ltd. 30,500 64,944
Entertainment Software 2.54%
NetEase , Inc. 8,800 170,446
Internet Content - Info 1.93%
Meituan , Class B
*
3,724 58,396
Tencent Holdings, Ltd., ADR 1,665 70,746
129,142
Medical Labs & Testing Services 3.67%
WuXi AppTec Co., Ltd. 30,700 246,043
Non-Ferrous Metals 0.00%
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
Oil Companies - Exploration & Production 0.90%
United Energy Group, Ltd. 623,000 60,528
Power Conversion/Supply Equipment 4.96%
Delta Electronics, Inc. 30,000 332,470
Real Estate Management/Services 0.94%
Poly Property Services Co., Ltd. 13,000 63,203
Retail - Convenience Store 1.98%
President Chain Store Corp. 14,600 132,583
Retail - Home Furnishings 0.25%
MINISO Group Holding, Ltd., Class A
*
4,000 16,921
Semiconductor Components - Integrated Circuit 1.31%
Global Unichip Corp. 1,700 87,989
Semiconductor Equipment 3.23%
Globalwafers Co., Ltd. 13,500 216,656
Tools - Hand Held 1.36%
Chervon Holdings, Ltd. 23,000 91,496

Portfolio of Investments (unaudited)

See notes to portfolios of investments.
June 30, 2023
China Region Fund
*Country distribution shown is based on domicile and not intended to conform to the China region definition in the prospectus. The locale of company operations may be different.
Common Stocks (cont’d) Shares Value
Transportation - Marine 5.58%
COSCO SHIPPING Holdings Co., Ltd. 130,500 $ 117,967
Orient Overseas International, Ltd. 7,700 103,432
SITC International Holdings Co., Ltd. 83,500 152,903
374,302
Transportation - Services 7.23%
JD Logistics, Inc.
*
165,500 259,134
ZTO Express Cayman, Inc., ADR 9,000 225,720
484,854
Total Common Stocks 5,974,567
(cost $6,658,041)
Corporate Non-Convertible Bond 3.55%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 3.55%
Aris Gold Corp. 7.50 08/26/27 $ 237,649 238,243
(cost $237,611)
Warrant 0.13%
Exercise
Price
Exp.
Date Shares
Mining Services 0.13%
Aris Mining Corp.
*
$ 2.75 07/29/25 52,000 8,636
(cost $0 )
Investments, at value 92.78% 6,221,446
(cost $6,895,652 )
Other assets and liabilities, net 7.22% 484,037
Net Assets 100.00% $ 6,705,483
Country Distribution*
Based on Total Investments
June 30, 2023
China 53.2%
Taiwan, Province of China 19.0%
Hong Kong 14.2%
United Kingdom 5.7%
Canada 4.0%
Ireland 3.9%
Total 100.0%

Notes to Portfolios of Investments (
unaudited
)
June 30, 2023

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at June 30, 2023.
Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the
“Board”) has designated the Adviser, as defined in Note 3 in the Notes to Financial Statements,
◊ Zero coupon bond. Interest rate presented is yield to maturity.
* Non-income producing security.
@ Security was fair valued at June 30, 2023, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at June 30, 2023, were 0.05% of Global Luxury Goods Fund, 4.09% of Global
Resources Fund, 0.80% of World Precious Minerals Fund, 0.30% of Gold And Precious Metals
Fund, 0.00% of Emerging Europe Fund and 0.00% of China Region Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
# Illiquid Security.
~ Affiliated Company. (see following)
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of June 30, 2023 amounted to
$24,722, 0.05%, of Global Luxury Goods Fund, $1,129,754, 2.23%, of Global Resources
Fund, $1,023,730, 2.15%, of World Precious Minerals Fund, $1,294,045, 1.30%, of Gold And
Precious Metals Fund, $0, 0.00%, of Emerging Europe Fund and $0, 0.00%, of China Region
Fund.
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
AGM Assured Guaranty Municipal
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
LP Limited Partnership
MTN Medium Term Note
PJSC Public Joint Stock Company
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
RB Revenue Bond
REIT Real Estate Investment Trust

Notes to Portfolios of Investments (
unaudited
)
June 30, 2023

as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long- term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean

Notes to Portfolios of Investments (
unaudited
)
June 30, 2023

between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.
The following table summarizes the valuation of each Fund’s securities as of June 30, 2023, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 31,123,212 $ – $ 31,123,212
Investments, at Value $ – $ 31,123,212 $ – $ 31,123,212
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 25,250,025 $ – $ 25,250,025
Investments, at Value $ – $ 25,250,025 $ – $ 25,250,025
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 1,538,157 $ 4,280,278 $ – $ 5,818,435
Automotive - Cars & Light
Trucks 5,546,466 3,949,770 – 9,496,236
Beverages - Wine/Spirits – 2,619,076 – 2,619,076
Casino Hotels 3,112,354 – – 3,112,354
Cruise Lines 975,156 – – 975,156
Diversified Banking
Institution 1,745,280 – – 1,745,280
Diversified Minerals 209,851 – – 209,851

Notes to Portfolios of Investments (
unaudited
)
June 30, 2023

Global Luxury Goods Fund
Common Stocks (continued)
Energy - Alternate Sources $ – $ – $ 0 $ 0
Finance - Mortgage Loan/
Banker – – 0 0
Gold Mining 1,507,972 359,357 – 1,867,329
Hotels & Motels 3,785,559 974,684 – 4,760,243
Investment Management/
Advisory Services 1,036,935 1,072,828 – 2,109,763
Oil Companies - Exploration
& Production 24,722 – – 24,722
Platinum 205,500 – – 205,500
Real Estate Operating/
Development – – 0 0
Resorts/Theme Parks 939,065 – – 939,065
Retail - Apparel/Shoe 1,003,025 3,977,854 – 4,980,879
Retail - Home Furnishings 500,560 – – 500,560
Retail - Jewelry – 3,354,893 – 3,354,893
Silver Mining 245,650 106,359 – 352,009
Textile - Apparel 1,983,009 – – 1,983,009
Preferred Stock
Automotive - Cars & Light
Trucks – 482,156 – 482,156
Corporate Non-Convertible Bond – 759,762 – 759,762
Warrant
Retail - Jewelry 12,694 – – 12,694
Investments, at Value 24,371,955 21,937,017 0 46,308,972
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 2,336,667 $ – $ – $ 2,336,667
Agricultural Chemicals 654,990 – – 654,990
Agricultural Operations – – 442,990 442,990
Building & Construction
Products - Miscellaneous 187,450 – – 187,450
Chemicals - Diversified 25,881 – – 25,881
Coal 210,500 – – 210,500
Diamonds/Precious Stones 852,991 – – 852,991
Distribution/Wholesale 211,361 – – 211,361
Diversified Minerals 6,866,381 1,235,335 2,023 8,103,739
Energy - Alternate Sources 447,289 – 0 447,289

Notes to Portfolios of Investments (
unaudited
)
June 30, 2023

Global Resources Fund
Common Stocks (continued)
Enterprise Software/
Services $ 2,231,866 $ – $ – $ 2,231,866
Food - Miscellaneous/
Diversified 62,276 – – 62,276
Gold Mining 3,836,922 946,493 59,953 4,843,368
Industrial Gases 762,160 – – 762,160
Investment Companies – 524,267 – 524,267
Machinery - Electric Utilities 490,500 – – 490,500
Metal - Copper 749,764 – – 749,764
Metal - Diversified 7,663,381 1,099,062 301,944 9,064,387
Metal - Iron 0 – – 0
Mining Services 479,298 – – 479,298
Natural Resource
Technology – – 126,171 126,171
Non-Ferrous Metals 2,439,189 110,176 0 2,549,365
Oil - Field Services 919,340 – – 919,340
Oil - US Royalty Trusts 3,461,950 614,401 – 4,076,351
Oil Companies - Exploration
& Production 2,374,929 377,430 – 2,752,359
Oil Refining & Marketing 293,250 – – 293,250
Pipelines 1,142,700 – – 1,142,700
Precious Metals 458,577 249,397 – 707,974
Real Estate Operating/
Development 503,869 – 0 503,869
REITS - Diversified 999,500 – – 999,500
Retail - Jewelry 169,843 – – 169,843
Silver Mining 370,616 – – 370,616
Corporate Non-Convertible
Bonds – 1,440,282 – 1,440,282
Warrants
Diversified Minerals – 18,825 – 18,825
Investment Companies – 0 – 0
Mining Services 61,593 – – 61,593
Non-Ferrous Metals – 0 – 0
Oil Companies - Exploration
& Production 109,360 – – 109,360
Real Estate Operating/
Development – 0 – 0
Silver Mining – 0 – 0
Purchased Call Options – 43,300 – 43,300
Investments, at Value 41,374,393 6,658,968 933,081 48,966,442

Notes to Portfolios of Investments (
unaudited
)
June 30, 2023

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 6,073,599 $ – $ – $ 6,073,599
Chemicals - Diversified 208 – – 208
Coal – – 0 0
Diamonds/Precious Stones 1,532,742 – – 1,532,742
Diversified Minerals 2,285,146 285,613 3,019 2,573,778
Enterprise Software/
Services 15,020 – – 15,020
Financial Services 1,553 – – 1,553
Gold Mining 17,090,410 1,005,869 70,768 18,167,047
Metal - Copper 377,052 – – 377,052
Metal - Diversified 3,485,473 760,848 301,944 4,548,265
Mining Services 290,898 8,199 – 299,097
Non-Ferrous Metals 211,599 – – 211,599
Oil Companies - Exploration
& Production 129,081 – 0 129,081
Optical Recognition
Equipment 411 – – 411
Precious Metals 7,663,914 304,884 – 7,968,798
Real Estate Operating/
Development 736,290 – – 736,290
Retail - Jewelry 478,958 – – 478,958
Silver Mining 2,538,705 – – 2,538,705
Corporate Non-Convertible Bond – 940,443 – 940,443
Warrants
Diversified Minerals – 0 – 0
Gold Mineral Exploration &
Development – 0 – 0
Gold Mining – 0 – 0
Metal - Copper – 0 – 0
Metal - Diversified 849 0 – 849
Metals & Mining – 0 – 0
Mining Services 86,356 – – 86,356
Oil Companies - Exploration
& Production – 0 – 0
Precious Metals – 0 – 0
Silver Mining – 0 – 0
Investments, at Value 42,998,264 3,305,856 375,731 46,679,851

Notes to Portfolios of Investments (
unaudited
)
June 30, 2023

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Applications Software $ – $ 855,597 $ – $ 855,597
Chemicals - Diversified – 2,821 – 2,821
Diamonds/Precious Stones 243,065 – – 243,065
Diversified Minerals 1,138,094 2,993,301 – 4,131,395
Enterprise Software/
Services 203,777 – – 203,777
Gold Mining 39,786,502 7,467,048 299,768 47,553,318
Metal - Copper 126,062 – – 126,062
Metal - Diversified 9,134,643 – – 9,134,643
Mining Services 1,405,926 721,431 – 2,127,357
Oil & Gas Drilling – 2,788,528 – 2,788,528
Oil Field Machinery &
Equipment – 916,353 – 916,353
Platinum 624,000 666,201 – 1,290,201
Precious Metals 4,720,621 – – 4,720,621
Real Estate Operating/
Development – 2,740,505 – 2,740,505
Retail - Jewelry 1,526,164 – – 1,526,164
Silver Mining 9,537,976 – – 9,537,976
Corporate Non-Convertible
Bonds – 3,655,696 0 3,655,696
Exchange Traded Fund 493,810 – – 493,810
Warrants
Metal - Diversified – 0 – 0
Mining Services 211,572 – – 211,572
Investments, at Value $ 69,152,212 $ 22,807,481 $ 299,768 $ 92,259,461
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund
Investments in Securities*
Common Stocks
Airlines $ – $ 212,294 $ – $ 212,294
Automotive - Cars & Light
Trucks – 390,026 – 390,026
Beverages - Non-alcoholic – 206,120 – 206,120
Building - Heavy
Construction – 418,531 – 418,531

Notes to Portfolios of Investments (
unaudited
)
June 30, 2023

Emerging Europe Fund
Common Stocks (continued)
Cellular Telecommunication $ – $ 158,373 $ – $ 158,373
Commercial Banks Non-US – 2,888,931 – 2,888,931
Computer Services – 284,355 – 284,355
Diversified Operations – 395,817 – 395,817
Electric - Distribution – 150,122 – 150,122
Electric - Integrated – 371,396 – 371,396
Food - Retail – 430,550 – 430,550
Housewares – 51,361 – 51,361
Investment Companies – 6,280 – 6,280
Machinery - Farm – 166,675 – 166,675
Medical - Drugs – 269,095 – 269,095
Metal - Diversified – – 0 0
Oil Companies - Integrated 97,602 722,602 0 820,204
Oil Refining & Marketing – 1,100,343 – 1,100,343
Property/Casualty Insurance – 290,989 – 290,989
Real Estate Operating/
Development – 24,198 – 24,198
Regional Banks - Non US – 62,246 – 62,246
Retail - Automobile – 137,657 – 137,657
Retail - Toy Store – 206,284 – 206,284
Telecom Services – 236,448 – 236,448
Telephone - Integrated – 377,147 – 377,147
Television – 243,745 – 243,745
Transportation - Marine – 71,492 – 71,492
Corporate Non-Convertible Bond – 439,156 – 439,156
Warrant
Mining Services 16,607 – – 16,607
Investments, at Value 114,209 10,312,233 0 10,426,442
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund
Investments in Securities*
Common Stocks
Audio/Video Products $ – $ 50,551 $ – $ 50,551
Automotive - Cars & Light
Trucks 384,900 287,803 – 672,703
Brewery – 273,899 – 273,899
Building & Construction
Products - Miscellaneous – 15,941 – 15,941
Chemicals - Diversified – 83,373 – 83,373
Chemicals - Specialty 149,868 348,658 – 498,526
Coal – 637,505 – 637,505
Commercial Banks Non-US – 159,293 – 159,293

Notes to Portfolios of Investments (
unaudited
)
June 30, 2023

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2023 through June 30, 2023:
China Region Fund
Common Stocks (continued)
Computers - Memory
Devices $ – $ 140,920 $ – $ 140,920
Distribution/Wholesale – 15,759 – 15,759
Diversified Banking
Institution 356,580 – – 356,580
Diversified Financial
Services – 272,154 – 272,154
E-Commerce/Products 297,958 – – 297,958
Electronic Components
- Miscellaneous – 27,828 – 27,828
Energy - Alternate Sources – 64,944 – 64,944
Entertainment Software – 170,446 – 170,446
Internet Content - Info 70,746 58,396 – 129,142
Medical Labs & Testing
Services – 246,043 – 246,043
Non-Ferrous Metals – – 0 0
Oil Companies - Exploration
& Production – 60,528 – 60,528
Power Conversion/Supply
Equipment – 332,470 – 332,470
Real Estate Management/
Services – 63,203 – 63,203
Retail - Convenience Store – 132,583 – 132,583
Retail - Home Furnishings – 16,921 – 16,921
Semiconductor Components
- Integrated Circuit – 87,989 – 87,989
Semiconductor Equipment – 216,656 – 216,656
Tools - Hand Held – 91,496 – 91,496
Transportation - Marine – 374,302 – 374,302
Transportation - Services 225,720 259,134 – 484,854
Corporate Non-Convertible Bond – 238,243 – 238,243
Warrant
Mining Services 8,636 – – 8,636
Investments, at Value $ 1,494,408 $ 4,727,038 $ 0 $ 6,221,446
*
Refer to the Portfolios of Investments for a detailed list of the Funds’ investments.
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/22 $ 0 $ 0
Net change in unrealized appreciation (depreciation) — —
Ending Balance 06/30/23 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
06/30/23
(1)
$ — $ —

Notes to Portfolios of Investments (
unaudited
)
June 30, 2023

(
Common
Stocks Warrants Total
Global Resources Fund
Beginning Balance 12/31/22 $ 216,060 $ — $ 216,060
Purchases 299,569 — 299,569
Transfers 442,990 — 442,990
Corporate action 2,382 — 2,382
Net change in unrealized appreciation (depreciation) (27,920) — (27,920)
Ending Balance 06/30/23 $ 933,081 $ 0 $ 933,081
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/23
(1)
$ (27,920) $ 0 $ (27,920)
Common
Stock Warrants Total
World Precious Minerals Fund
Beginning Balance 12/31/22 $ 99,889 $ 0 $ 99,889
Purchases 299,569 0 299,569
Corporate Action 8,412 0 8,412
Net change in unrealized appreciation (depreciation) (32,139) 0 (32,139)
Ending Balance 06/30/23 $ 375,731 $ 0 $ 375,731
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/23
(1)
$ (32,139) $ 0 $ (32,139)
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/22 $ 476,595 $ 0 $ 476,595
Net change in unrealized appreciation (depreciation) (176,827) — (176,827)
Ending Balance 06/30/23 $ 299,768 $ 0 $ 299,768
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/23
(1)
$ (176,827) $ — $ (176,827)
Common
Stocks Total
Emerging Europe Fund
Beginning Balance 12/31/22 $ 0 $ 0
Ending Balance 06/30/23 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
06/30/23
(1)
$ — $ —
Common
Stocks Total
China Region Fund
Beginning Balance 12/31/22 $ 0 $ 0
Ending Balance 06/30/23 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
06/30/23
(1)
$ — $ —
(1) The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at June 30, 2023.

Notes to Portfolios of Investments (
unaudited
)
June 30, 2023

Significant unobservable inputs developed by the Adviser for Level 3 investments held at period end are as follows:
The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Fair Value at
06/30/23
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities 100%
Common Stocks 0 Market Transaction
(1)
Discount
Global Resources Fund
Investments in Securities 0% - 100% discount
(98% discount)
Common Stocks 933,081 Market Transaction
(1)
Discount
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(96% discount)
Common Stocks 375,731 Market Transaction
(1)
Discount
Gold and Precious Metals Fund
Investments in Securities 30% - 100% discount
(40% discount)
Common Stocks 299,768 Market Transaction
(1)
Discount
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
Emerging Europe Fund
Investments in Securities 100%
Common Stocks 0 Market Transaction
(1)
Discount
China Region Fund
Investments in Securities
100%
Common Stocks 0 Market Transaction
(1)
Discount
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.

Notes to Portfolios of Investments (
unaudited
)
June 30, 2023

Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended June 30, 2023.
At June 30, 2023, the value of investments in affiliated companies was $0, representing 0% of net assets, and the total cost was $27,968,676.
Shares of Affiliated Companies
Global Resources Fund
December 31,
2022 Additions Reductions June 30, 2023
Caribbean Resources Corp. 17 — — 17
Pacific Green Energy Corp. 2,400,000 — — 2,400,000
Values of Affiliated Companies
Global Resources
Fund
December
31, 2022
Purchases
Cost
Sales
Proceeds
June 30 ,
202 3 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Caribbean
Resources Corp. $ 0 $ — $ — $ 0 $ — $ — $ —
Pacific Green
Energy Corp. 0 — — 0 — — —
$ 0 $ — $ — $ 0 $ — $ — $ —
Shares of Affiliated Companies
World Precious Minerals Fund
December 31,
2022 Additions Reductions June 30 , 202 3
Barsele Minerals Corp. 7,548,000 2,000 — 7,550,000
Kesselrun Resources Ltd 5,000,000 — — 5,000,000
Kesselrun Resources, Ltd. 1,250,000 — — 1,250,000
Mammoth Resources Corp. 5,500,000 — — 5,500,000
TriStar Gold, Inc. 28,800,000 — — 28,800,000
Waraba Gold Ltd., 2, 810 ,000 5,390,000 — 8,200 ,000
Waraba Gold, Ltd.., 144A — 5,390,000 — 5,390,000
Values of Affiliated Companies
World Precious
Minerals Fund
December
31, 2022
Purchases
Cost
Sales
Proceeds June 30, 2023 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Barsele Minerals
Corp. $ 1,505,140 $ 450 $ — $ 968,862 $ — $ – $ (536,728)
Kesselrun
Resources Ltd 221,566 — — 113,229 — – (108,337)
Kesselrun
Resources, Ltd. 0 — — 0 — – –
Mammoth
Resources Corp. 121,861 — — 62,276 — – (59,585)
TriStar Gold, Inc. 2,658,789 — — 2,717,494 — – 58,705
Waraba Gold, Ltd. 352,807 394,251 — 572,561 — – (174,497)

Notes to Portfolios of Investments (
unaudited
)
June 30, 2023

At June 30, 2023, the value of investments in affiliated companies was $4,434,422, representing
9.30% of net assets, and the total cost was $7,228,642.
At June 30, 2023, the value of investments in affiliated companies was $0, representing 0.00%
of net assets, and the total cost was $0.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
As of June 30, 2023, the total cost of restricted securities was $426,625, and the total value was $0, representing 0% of net assets.
As of June 30, 2023, the total cost of restricted securities was $7,473,544, and the total value was
$126,171, representing 0.25% of net assets.
World Precious
Minerals Fund
(cont’d)
December
31, 2022
Purchases
Cost
Sales
Proceeds Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Waraba Gold, Ltd,,
144A 0 — — 0 — – –
$ 4,860,163 $ 394,701 $ — $ 4,434,422 $ — $ — $ (820,442)
Shares of Affiliated Companies
Gold And Precious Metals Fund
December 31,
2022 Additions Reductions March 31, 2023
Silver X Mining Corp 8,000,000 — — 8,000,000
(a)
Values of Affiliated Companies
Gold And
Precious Metals
Fund
December
31, 2022
Purchases
Cost
Sales
Proceeds
March 31,
2023 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Silver X Mining
Corp $ 2,245,199 $ — $ — $ 1,690,885 $ — $ – $ (554,314)
(a)
(a) At June 30, 2023, the company was no longer defined as an affiliate, although it was an affiliate company during the period.
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00

Notes to Portfolios of Investments (
unaudited
)
June 30, 2023

As of June 30, 2023, the total cost of restricted securities was $43,470, and the total value was $0, representing 0.00% of net assets.
Emerging Europe Fund
Acquisition
Date
Cost per
Share/Unit
Gazprom Neft PJSC 09/01/21-02/01/22 $ 5.90

Statements of Assets and Liabilities (unaudited)

See accompanying notes to financial statements.
U.S. Government Securities
Ultra-Short Bond Fund
Investments, at identified cost $ 31,242,833
Assets
Investments, at value:
Securities of unaffiliated issuers $ 31,123,212
Cash 3,977,621
Deposits with brokers –
Foreign currencies (Cost $0, $0, $171 and $870,067) –
Receivables:
Dividends and interest 166,624
Capital shares sold 3,991
Investments sold –
From adviser 5,772
Prepaid expenses 19,215
Total Assets 35,296,435
Liabilities
Due to broker –
Payables:
Capital shares redeemed 26,874
Distributions payable 20,804
Investments purchased 2,000,000
Accrued expenses and other payables:
Adviser –
Administration and Transfer Agent fees 8,302
Trustees –
Other expenses 26,940
Total Liabilities 2,082,920
Net Assets $ 33,213,515
Net Assets Consist of:
Paid-in capital $ 34,104,358
Distributable earnings (890,843)
Net assets applicable to capital shares outstanding $ 33,213,515
By share class
Net Assets
Investor Class $ 33,213,515
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class 17,102,201
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class $ 1.94

June 30, 2023

Near-Term Tax Free Fund Global Luxury Goods Fund Global Resources Fund
$ 25,502,463 $ 42,756,517 $ 93,562,971
$ 25,250,025 $ 46,308,972 $ 48,966,442
4,500,567 4,035,160 880,916
– – –
– – 895,495
377,884 166,608 87,702
43 2,125 13,911
– 190,501 46,228
7,556 – –
18,581 15,830 19,545
30,154,656 50,719,196 50,910,239

15,628 – 10,650
10,832 – –
167,250 2,352,430 –
– 52,322 9,678
7,182 12,972 13,064

57,295 80,343 106,289
258,187 2,498,328 139,681
$ 29,896,469 $ 48,220,868 $ 50,770,558
$ 32,914,994 $ 44,455,534 $ 337,743,077
(3,018,525) 3,765,334 (286,972,519)
$ 29,896,469 $ 48,220,868 $ 50,770,558
$ 29,896,469 $ 48,220,868 $ 50,770,558
14,334,648 2,428,339 11,980,959
$ 2.09 $ 19.86 $ 4.24

Statements of Assets and Liabilities (unaudited)

See accompanying notes to financial statements.
World Precious Minerals
Fund
Investments, at identified cost $ 81,268,808
Assets
Investments, at value:
Securities of unaffiliated issuers $ 42,245,429
Securities of affiliated issuers 4,434,422
Cash 748,292
Deposits with brokers –
Foreign currencies (Cost $257,771, $7,525, $198,609 and $66,774) 259,078
Receivables:
Dividends and interest 1,110
Capital shares sold 26,429
Investments sold 59,462
From adviser –
Prepaid expenses 21,059
Total Assets 47,795,281
Liabilities
Payables:
Capital shares redeemed 30,169
Foreign capital gains tax payable –
Accrued expenses and other payables:
Adviser 8,315
Administration and Transfer Agent fees 15,163
Trustees –
Other expenses 68,652
Total Liabilities 122,299
Net Assets $ 47,672,982
Net Assets Consist of:
Paid-in capital $ 445,653,539
Distributable earnings (397,980,557)
Net assets applicable to capital shares outstanding $ 47,672,982
By share class
Net Assets
Investor Class $ 47,672,982
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class 29,999,776
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class $ 1.59

June 30, 2023

Gold and Precious Metals Fund Emerging Europe Fund China Region Fund
$ 89,188,658 $ 10,120,692 $ 6,895,652
$ 92,259,461 $ 10,426,442 $ 6,221,446
– – –
7,748,082 1,682,722 369,767
– – –
7,504 199,438 66,640
134,107 54,585 86,246
19,017 – –
– – –
– 5,961 7,012
25,052 15,888 15,182
100,193,223 12,385,036 6,766,293
213,938 – 21,454
– 58,751 –
30,044 – –
24,749 7,214 8,134
179 – 17
205,020 42,624 31,205
473,930 108,589 60,810
$ 99,719,293 $ 12,276,447 $ 6,705,483
$ 160,288,935 $ 41,799,111 $ 10,260,120
(60,569,642) (29,522,664) (3,554,637)
$ 99,719,293 $ 12,276,447 $ 6,705,483
$ 99,719,293 $ 12,276,447 $ 6,705,483
10,453,256 3,019,539 1,255,309
$ 9.54 $ 4.07 $ 5.34

Statements of Operations (unaudited)

See accompanying notes to financial statements.
U.S. Government
Securities Ultra-Short
Bond Fund
Net Investment Income
Income
Dividends from unaffiliated issuers $ –
Foreign tax withheld on dividends –
Net dividends –
Interest and other 620,959
Total income
620,959
Expenses:
Management fee 81,992
Administrative services fee 34,053
Distribution plan fee –
Transfer agent fees and expenses 14,233
Professional fees 15,093
Custodian fees 2,032
Shareholder reporting expenses 8,600
Registration fees 9,726
Trustee fees and expenses 4,518
Chief compliance officer fees 2,378
Miscellaneous expenses 18,495
Total expenses before reductions 191,120
Expenses offset - Note 1 H
–
Expenses reimbursed - Note 3
(117,327)
Net expenses 73,793
Net Investment  Income 547,166
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers
(33,009)
Foreign currency transactions
–
Forward currency contract transactions
–
Net realized gain (loss)
(33,009)
Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated issuers
9,511
Other assets and liabilities denominated in foreign currencies
–
Forward currency contracts
–
Net change in unrealized appreciation (depreciation) 9,511
Net Realized and Unrealized Gain (Loss) on Investments (23,498)
Net Increase (Decrease) In Net Assets Resulting From Operations
$ 523,668

For the Six Months Ended June 30, 2023

Near-Term Tax Free Fund Global Luxury Goods Fund Global Resources Fund
$ – $ 707,821 $ 382,063
– (104,306) (26,019)
– 603,515 356,044
350,025 47,102 78,491
350,025 650,617 434,535
75,009 265,602 180,844
32,194 49,442 57,293
– 57,416 66,945
11,281 17,323 27,872
14,442 18,099 18,843
61,557 66,437 64,426
8,656 10,180 10,096
9,736 10,803 9,507
4,342 5,452 5,713
2,175 3,331 3,882
28,822 33,099 52,647
248,214 537,184 498,068
(61,543) (66,414) (64,400)
(119,164) (32,920) (38,601)
67,507 437,850 395,067
282,518 212,767 39,468
6,976 6,389,433 1,614,167
– 40,790 (7,270)
– (67,733) 55,340
6,976 6,362,490 1,662,237
(58,694) 3,221,577 (2,536,506)
– (3,838) 20,480
– – –
(58,694) 3,217,739 (2,516,026)
(51,718) 9,580,229 (853,789)
$ 230,800 $ 9,792,996 $ (814,321)

Statements of Operations (unaudited)

See accompanying notes to financial statements.
World Precious Minerals
Fund
Net Investment Income
Income
Dividends from unaffiliated issuers $ 128,991
Foreign tax withheld on dividends (776)
Net dividends 128,215
Interest and other 57,263
Total income
185,478
Expenses:
Management fee 198,796
Administrative services fee 58,478
Distribution plan fee 68,339
Transfer agent fees and expenses 35,554
Professional fees 18,857
Custodian fees 15,752
Shareholder reporting expenses 10,506
Registration fees 9,965
Trustee fees and expenses 5,822
Chief compliance officer fees 3,963
Miscellaneous expenses 50,022
Total expenses before reductions 476,054
Expenses offset - Note 1 H
(15,725)
Expenses reimbursed - Note 3
(56,517)
Net expenses 403,812
Net Investment  Income (Loss) (218,334)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers
(4,371,554)
Foreign currency transactions
2,693
Forward currency contract transactions
85,382
Net realized gain (loss)
(4,283,479)
Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated issuers
1,181,132
Investments in affiliated issuers
(812,417)
Other assets and liabilities denominated in foreign currencies
(78)
Forward currency contracts
–
Deferred foreign capital gains taxes
–
Net change in unrealized appreciation (depreciation) 368,637
Net Realized and Unrealized Gain (Loss) on Investments (3,914,842)
Net Increase (Decrease) In Net Assets Resulting From Operations
$ (4,133,176)

For the Six Months Ended June 30, 2023

Gold and Precious Metals Fund Emerging Europe Fund China Region Fund
$ 687,958 $ 315,450 $ 208,226
(99,704) (56,859) (12,575)
588,254 258,591 195,651
222,593 26,911 14,061
810,847 285,502 209,712
395,649 74,296 40,404
94,283 35,855 35,313
135,581 15,858 8,368
39,996 11,973 11,707
30,099 11,026 9,916
137,118 27,987 16,091
12,962 8,732 8,292
10,955 9,536 9,517
9,137 3,292 2,998
7,863 919 485
82,623 33,884 22,661
956,266 233,358 165,752
(137,065) (19,422) (16,087)
– (107,925) (92,526)
819,201 106,011 57,139
(8,354) 179,491 152,573
876,498 524,217 50,474
(19,433) (32,582) (2,442)
131,759 49,460 –
988,824 541,095 48,032
(3,727,622) 340,741 424,089
664,423 – –
(2,624) 4,132 (429)
– (4,653) –
– (10,631) –
(3,065,823) 329,589 423,660
(2,076,999) 870,684 471,692
$ (2,085,353) $ 1,050,175 $ 624,265

Statements of Changes in Net Assets

See accompanying notes to financial statements.
U.S. Government Securities
Ultra-Short Bond Fund
For the Six Months
Ended
June 30, 2023
Year Ended
December 31,
2022
Increase (Decrease) in Net Assets (Unaudited)
From operations:
Net investment income $ 547,166 $ 288,698
Net realized gain (loss) (33,009) (738,201)
Net change in unrealized appreciation (depreciation) 9,511 (42,232)
Net increase (decrease) in net assets from operations 523,668 (491,735)
Distributions to shareholders
Investor Class (547,178) (296,536)
Total distributions paid (547,178) (296,536)
From capital share transactions:
Proceeds from shares sold
Investor Class 4,413,160 12,374,035
Distributions reinvested
Investor Class 438,447 237,890
4,851,607 12,611,925
Cost of shares redeemed
Investor Class (5,732,010) (15,710,331)
Net decrease in net assets from capital
share transactions (880,403) (3,098,406)
Net Increase (Decrease) in Net Assets (903,913) (3,886,677)
Net Assets
Beginning of period 34,117,428 38,004,105
End of period $ 33,213,515 $ 34,117,428
Capital Share Activity
Investor Class
Shares sold 2,267,056 6,311,610
Shares reinvested 225,826 122,497
Shares redeemed (2,946,568) (8,006,250)
Net capital share activity (453,686) (1,572,143)

Near-Term Tax Free Fund Global Luxury Goods Fund
For the Six Months
Ended
June 30, 2023
Year Ended
December 31,
2022
For the Six Months
Ended
June 30, 2023
Year Ended
December 31,
2022
(Unaudited) (Unaudited)
$ 282,518 $ 357,534 $ 212,767 $ 905,780
6,976 (1,590,204) 6,362,490 (3,870,065)
(58,694) (624,528) 3,217,739 (10,752,613)
230,800 (1,857,198) 9,792,996 (13,716,898)
(282,529) (356,426) – (2,453,924)
(282,529) (356,426) – (2,453,924)
1,516,289 10,526,871 1,649,910 2,493,014
216,455 289,389 – 2,345,653
1,732,744 10,816,260 1,649,910 4,838,667
(2,662,415) (13,113,484) (3,543,417) (6,013,731)
(929,671) (2,297,224) (1,893,507) (1,175,064)
(981,400) (4,510,848) 7,899,489 (17,345,886)
30,877,869 35,388,717 40,321,379 57,667,265
$ 29,896,469 $ 30,877,869 $ 48,220,868 $ 40,321,379
723,549 4,906,495 89,111 128,219
103,572 137,021 813 147,618
(1,272,903) (6,122,017) (188,869) (334,899)
(445,782) (1,078,501) (98,945) (59,062)

Statements of Changes in Net Assets

See accompanying notes to financial statements.
Global Resources Fund
For the Six Months
Ended
June 30, 2023
Year Ended
December 31,
2022
Increase (Decrease) in Net Assets (Unaudited)
From operations:
Net investment income (loss) $ 39,468 $ 158,402
Net realized gain (loss) 1,662,237 1,352,565
Net change in unrealized appreciation (depreciation) (2,516,026) (9,537,851)
Net decrease in net assets from operations (814,321) (8,026,884)
Distributions to shareholders
Investor Class – (7,566,498)
Total distributions paid – (7,566,498)
From capital share transactions:
Proceeds from shares sold
Investor Class 606,039 3,165,341
Distributions reinvested
Investor Class – 7,271,011
606,039 10,436,352
Cost of shares redeemed
Investor Class (4,074,298) (7,610,552)
Net increase (decrease) in net assets from capital
share transactions (3,468,259) 2,825,800
Net Decrease in Net Assets (4,282,580) (12,767,582)
Net Assets
Beginning of period 55,053,138 67,820,720
End of period $ 50,770,558 $ 55,053,138
Capital Share Activity
Investor Class
Shares sold 139,733 557,983
Shares reinvested – 1,714,861
Shares redeemed (950,112) (1,434,100)
Net capital share activity (810,379) 838,744

World Precious Minerals Fund Gold and Precious Metals Fund
For the Six Months
Ended
June 30, 2023
Year Ended
December 31,
2022
For the Six Months
Ended
June 30, 2023
Year Ended
December 31,
2022
(Unaudited) (Unaudited)
$ (218,334) $ (890,923) $ (8,354) $ (140,218)
(4,283,479) (173,726) 988,824 10,436,254
368,637 (26,978,201) (3,065,823) (35,433,170)
(4,133,176) (28,042,850) (2,085,353) (25,137,134)
– – – –
– – – –
4,487,804 24,833,709 16,018,418 35,835,824
– – – –
4,487,804 24,833,709 16,018,418 35,835,824
(7,181,520) (31,603,529) (24,303,259) (41,837,625)
(2,693,716) (6,769,820) (8,284,841) (6,001,801)
(6,826,892) (34,812,670) (10,370,194) (31,138,935)
54,499,874 89,312,544 110,089,487 141,228,422
$ 47,672,982 $ 54,499,874 $ 99,719,293 $ 110,089,487
2,516,126 11,971,789 1,594,128 3,293,686
– – – –
(3,944,627) (15,112,600) (2,426,933) (3,963,493)
(1,428,501) (3,140,811) (832,805) (669,807)

Statements of Changes in Net Assets

See accompanying notes to financial statements.
m
Emerging Europe Fund
For the Six Months
Ended
June 30, 2023
Year Ended
December 31,
2022
Increase (Decrease) in Net Assets (Unaudited)
From operations:
Net investment income $ 179,491 $ 263,853
Net realized gain (loss) 541,095 (8,103,548)
Net change in unrealized appreciation (depreciation) 329,589 (1,176,988)
Net increase (decrease) in net assets from operations 1,050,175 (9,016,683)
Distributions to shareholders
Investor Class – (1,040,122)
Total distributions paid – (1,040,122)
From capital share transactions:
Proceeds from shares sold
Investor Class 3,279,235 689,641
Distributions reinvested
Investor Class – 997,590
3,279,235 1,687,231
Cost of shares redeemed
Investor Class (3,868,362) (3,282,443)
Net decrease in net assets from capital
share transactions (589,127) (1,595,212)
Net Increase (Decrease) in Net Assets 461,048 (11,652,017)
Net Assets
Beginning of period 11,815,399 23,467,416
End of period $ 12,276,447 $ 11,815,399
Capital Share Activity
Investor Class
Shares sold 854,001 162,987
Shares reinvested – 272,566
Shares redeemed (1,018,768) (720,765)
Net capital share activity (164,767) (285,212)

China Region Fund
For the Six Months
Ended
June 30, 2023
Year Ended
December 31,
2022
(Unaudited)
$ 152,573 $ 273,172
48,032 (2,335,559)
423,660 (340,422)
624,265 (2,402,809)
– (269,089)
– (269,089)
185,749 288,828
– 254,642
185,749 543,470
(406,504) (949,078)
(220,755) (405,608)
403,510 (3,077,506)
6,301,973 9,379,479
$ 6,705,483 $ 6,301,973
35,011 52,446
– 52,074
(77,040) (170,645)
(42,029) (66,125)

Notes to Financial Statements (
unaudited
)
June 30, 2023

Note 1: Organization and Significant Accounting Policies
U.S. Global Investors Funds (“Trust”), consisting of the eight separate funds (“Funds”)
included in this report, is organized as a Delaware statutory trust. Each Fund is an open-
end management investment company registered under the Investment Company Act of
1940, as amended, and follows the specialized accounting and reporting guidance in FASB
Accounting Standards Codiﬁcation Topic 946. All Funds are diversiﬁed with the exception of World Precious Minerals, Gold and Precious Metals, Emerging Europe and China
Region. A non-diversiﬁed fund may invest a greater percentage of its assets in a smaller number of issuers in comparison to a diversiﬁed fund.
On June 14, 2019, the Institutional Shares of the Global Resources Fund and the World
Precious Minerals Fund were liquidated and terminated pursuant to a Board approved
Plan of Share Class Termination. On the Liquidation Date, each Fund made a liquidating distribution to shareholders of the Institutional Shares equal to each Shareholder’s proportionate interest in the Institutional Shares.
Effective July 1, 2020, the Holmes Macro Trends Fund changed its name to Global Luxury
Goods Fund. The Fund also changed its investment strategy on July 1, 2020. Prior to that date, the Fund invested in a diversified portfolio of equity and equity-related securities of companies in the S&P Composite 1500 Index, with a focus on companies achieving high return on invested capital metrics and an emphasis on mid-capitalization companies.
Different investment strategies may lead to different performance results. The Fund’s performance for periods prior to July 1, 2020 reflects the investment strategy in effect prior to that date.
On December 22, 2020, the Global Luxury Goods Fund acquired all the net assets of the
All American Equity Fund. The acquisition of net assets and unrealized gain from this tax-
free transaction was as follows:
The following is a summary of signiﬁcant accounting policies consistently followed by the
Funds in the preparation of their ﬁnancial statements. The policies are in conformity with
U.S. generally accepted accounting principles.
A. Security Valuations
The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Debt securities having 60 days or less to maturity that are expected to be valued at par at maturity may be priced by the amortized cost method if the Adviser determines it would approximate market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data. For more information please see Notes to Portfolio of Investments.
Date of Contribution Net Assets Shares Issued
Unrealized Gain on
Investments Acquired
December 22, 2020 $ 11,908,004 591,302 $ 1,766,272

Notes to Financial Statements (
unaudited
)
June 30, 2023

B. Cash-Concentration in Uninsured Account
For cash management purposes the Funds may concentrate cash with the Funds’ custodian.
As of June 30, 2023, The U.S. Government Securities Ultra-Short Bond Fund, Near-Term
Tax Free Fund, Global Luxury Goods Fund, Global Resources Fund, World Precious
Minerals Fund, Gold and Precious Metals Fund, Emerging Europe Fund and China
Region Fund held $3,977,621,$4,500,567, $4,035,160, $880,916, $748,292, $7,748,082,
$1,682,722, and $369,767, respectively, as cash reserves at Brown Brothers Harriman &
Co. (BBH).
C. Fair Valued Securities
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board has designated the Adviser, as defined in Note 3, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The
Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’
compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, the Adviser considers a number of factors including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Adviser regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Adviser reports quarterly to the Trust’s Board of Trustees.
For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a
Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith in accordance with the policies approved by the Board of
Trustees. The Adviser uses a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value (“NAV”)
than a NAV determined by using market quotes.
D. Security Transactions and Investment Income
Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identiﬁed cost basis. Dividend income is recorded on the

Notes to Financial Statements (
unaudited
)
June 30, 2023

ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund has conﬁrmed the ex-dividend date.
Interest income, which may include original issue discount, is recorded on an accrual basis.
Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-worst basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Investment income and realized and unrealized gains (losses) are allocated to each Fund’s share class based on their respective net assets.
The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate collateral on their books with a value at least equal to the amount of the commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.
E. Foreign Currency Transactions
Some Funds may invest in securities of foreign issuers. The accounting records of these
Funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.
F. Federal Income Taxes
The Funds intend to continue to comply with the requirements of Subchapter M of the
Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each Fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the Fund’s understanding of the tax rules and regulations in the foreign markets.
The Funds recognize the tax beneﬁts of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax beneﬁts should be recorded related to uncertain tax positions taken on returns ﬁled for open tax years or expected to be taken in 2022 tax returns. The Funds
ﬁle U.S. federal and excise tax returns as required. The Funds’ 2019, 2020, 2021 and 2022
(when ﬁled) tax returns are open to examination by the federal and applicable state tax authorities. The Funds have no examinations in progress.
G. Dividends and Distributions to Shareholders
The Funds record dividends and distributions to shareholders on the ex-dividend date.
Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassiﬁcations related to permanent book and tax basis differences are made within the
Funds’ capital accounts to reﬂect income and gains available for distribution under income tax regulations.
The Funds, except as noted below, generally pay income dividends and distribute capital gains, if any, annually. The U.S. Government Securities Ultra-Short Bond Fund and the

Notes to Financial Statements (
unaudited
)
June 30, 2023

Near-Term Tax Free Fund pay dividends monthly. A Fund may elect to designate a portion of the earnings and proﬁts distributed to shareholders on the redemption of fund shares during the year as distributions for federal income tax purposes. Differences in per share dividend rates for multiclass funds generally result from the relative weightings of pro rata income allocations and from differences in separate class expenses.
H. Expenses
Fund speciﬁc expenses are allocated to that Fund and pro rata across share classes.
Expenses that are not fund speciﬁc are allocated among Funds and pro rata across share classes. Except for the U.S. Government Securities Ultra-Short Bond Fund, expense offset arrangements have been made with the Funds’ custodian so the custodian fees may be paid indirectly by credits earned on the Funds’ cash balances. Such deposit arrangements are an alternative to overnight investments. Custodian fees are presented in the Statements of
Operations gross of such credits, and the credits are presented as offsets to expenses. For the U.S. Government Securities Ultra-Short Bond Fund, credits earned on its cash balance are included in interest and other income.
I. Use of Estimates in Financial Statement Preparation
The Funds are investment companies accounted for in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Therefore they follow the accounting and reporting guidelines for investment companies. The preparation of ﬁnancial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the ﬁnancial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Note 2: Financial Derivative Instruments
A. Options Contracts
Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as ﬂuctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.
A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.
Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and
Liabilities as an investment and subsequently marked to market to reﬂect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

Notes to Financial Statements (
unaudited
)
June 30, 2023

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).
Writing (selling) a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reﬂect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium.
A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.
A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired.
An inability to close out its options positions may reduce a Fund’s anticipated proﬁts or increase its losses.
As of June 30, 2023, there were no securities held in escrow by the custodian as cover for call options written.
B. Forward Foreign Currency Contracts
The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency ﬂuctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities.
Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
As of June 30, 2023, there were no open forward foreign currency contracts.

Notes to Financial Statements (
unaudited
)
June 30, 2023

C. Summary of Derivative Instruments
The following is a summary of the valuations of derivative instruments categorized by location in the Statements of Assets and Liabilities as of June 30, 2023:
The following is a summary of the effect of derivative instruments on the Statements of
Operations as of June 30, 2023:
Location
Global
Resources Fund
Asset derivatives
Investments, at value
Purchased options – Equity risk $ 43,300
Total $ 43,300
Location
Global Luxury
Goods Fund
Global
Resources
Fund
World Precious
Minerals Fund
Realized gain (loss) on derivatives recognized in
income
Realized gain (loss) from securities
Purchased options – Equity risk $ (86,582) $ (536,784) $ (717,878)
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk (67,733) 55,340 85,382
(154,315) (481,444) (632,496)
Change in unrealized appreciation (depreciation) on
derivatives recognized in income
Net change in unrealized appreciation (depreciation) of
investments
Purchased options – Equity risk – 701,976 838,497
– 701,976 838,497
Total $ (154,315) $ 220,532 $ 206,001

Notes to Financial Statements (
unaudited
)
June 30, 2023

The total value of transactions in purchased options and forward currency contracts outstanding during the year ended June 30, 2023, were approximately as follows:
Asset (Liability) amounts shown in the table below represent amounts for derivative related instruments at June 30, 2023. These amounts may be collateralized by cash or financial instruments.
Location
Gold and
Precious
Metals Fund
Emerging
Europe Fund
China Region
Fund
Realized gain (loss) on derivatives recognized in
income
Realized gain (loss) from securities
Purchased options – Equity risk $ (2,444,484) $ (347,292) $ 4,978
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk 131,759 49,460 –
(2,312,725) (297,832) 4,978
Change in unrealized appreciation (depreciation) on
derivatives recognized in income
Net change in unrealized appreciation (depreciation) of
investments
Purchased options – Equity risk 2,667,853 325,103 27,224
2,667,853 325,103 27,224
Total $ 355,128 $ 27,271 $ 32,202
Fund Purchased Options
Forward Currency
Contracts
Global Luxury Goods Fund $ 86,582 $ 27,076,401
Global Resources Fund – 15,891,569
World Precious Minerals Fund – 24,628,691
Gold and Precious Metals Fund – 37,101,938
Emerging Europe Fund 96,372 30,841,321
China Region Fund 85,004 –
Gross Asset
(Liability) as
Presented in
the Statement
of Assets and
Liabilities
Financial Instruments
(Received) Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Global Resources
Assets:
Over-the-counter
derivatives $ 43,300 $ – $ – $ 43,300
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Notes to Financial Statements (
unaudited
)
June 30, 2023

Note 3: Investment Advisory and Other Agreements
U.S. Global Investors, Inc. (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement with the Trust in effect through October 1, 2023, furnishes management and investment advisory services and, subject to the supervision of the trustees, directs the investments of each Fund according to each Fund’s investment objectives, policies and limitations.
For the services of the Adviser, each Fund pays a base management or advisory fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:
The advisory agreement also provides that the base advisory fee of the Equity Funds will be adjusted upwards or downwards by 0.25 percent if there is a performance difference of 5 percent or more between a Fund’s performance and that of its designated benchmark index over the prior 12 months. The performance adjustment is calculated separately for each share class. The benchmarks are as follows:
No performance adjustment is applied unless the difference between the class’s investment performance and the benchmark is 5 percent or greater (positive or negative) during the applicable performance measurement period. The performance fee adjustment is calculated monthly in arrears and is accrued ratably during the month. The management fee, net of any performance fee adjustment, is paid monthly in arrears.
The amounts shown as Management fee on the Statements of Operations reﬂects the base fee plus/minus any performance adjustment. During the period ended June 30, 2023, the
Funds recorded performance adjustments as follows:
Fund
Average Percentage of
Average Daily Net Assets
U.S. Government Securities Ultra-Short Bond .50% of the first $250,000,000 and .375% of the excess
Near-Term Tax Free .50%
Global Luxury Goods 1.00%
Global Resources .95% of the first $500,000,000; .90% of $500,000,001 to
$1,000,000,000 and .85% of the excess
World Precious Minerals 1.00% of the first $500,000,000; .95% of $500,000,001 to
$1,000,000,000 and .90% of the excess
Gold and Precious Metals .90% of the first $500,000,000 and .85% of the excess
Emerging Europe 1.25%
China Region 1.25%
Fund Benchmark Index
Global Luxury Goods S&P Composite 1500 TR Index
Global Resources S&P Global Natural Resources Index (Net Total Return)
World Precious Minerals NYSE Arca Gold Miners Index
Gold and Precious Metals FTSE Gold Mines Index
Emerging Europe MSCI Emerging Markets Europe 10/40 Index (Net Total
Return)
China Region Hang Seng Composite Index

Notes to Financial Statements (
unaudited
)
June 30, 2023

Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings,
LLC (d/b/a Apex Fund Services) (“Apex”) and the Adviser act as co-administrators to the Trust. Apex provides a Principal Executive Officer, a Principal Financial Officer, a
Chief Compliance Officer and and Anti-Money Laundering Officer to each Fund, as well as certain additional compliance and administrative support functions. Apex also provides fund accounting services to each Fund. The fees related to these services are included in Administration Fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an
Apex services agreement, each Fund pays Apex customary fees for its services.
The U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, Global Luxury
Goods, Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging
Europe and China Region Funds compensate the Adviser at an annual rate of 0.05% of the average daily net assets of each Fund for administrative services provided.
The Equity Funds in the Trust have adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 in which the Distributor is paid a fee at an annual rate of 0.25% of the average daily net assets of the Fund for sales and promotional services related to the distribution of shares.
The Adviser has voluntarily agreed to reimburse speciﬁc funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the period ended June 30, 2023, were limited as follows: U.S. Government Securities
Ultra-Short Bond Fund at 0.45%, Global Resources Fund, World Precious Minerals Fund,
Gold and Precious Metals Fund, Emerging Europe Fund and China Region Fund at 1.75%.
These expense limitations are exclusive of any performance fee adjustments and will continue on a voluntary basis at the Adviser’s discretion. The Adviser may temporarily agree to additional reimbursements or limitations.
The Adviser has contractually limited the total operating expenses of the Near- Term Tax
Free Fund at 0.45% on an annualized basis through April 30, 2024. The Adviser has also contractually limited the total operating expenses of the Global Luxury Goods Fund at
1.75% on an annualized basis through April 30, 2024.
Apex is the transfer agent for the Funds. Each Fund’s share class pays an annual fee based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds.
Brown Brothers Harriman & Co. (BBH) serves as the custodian.
Fund
Investor Class
Performance Fee
Adjustment
Global Luxury Goods $ 35,937
Global Resources (73,547)
World Precious Minerals (74,561)
Gold and Precious Metals (92,442)
Emerging Europe (4,993)
China Region (1,434)
3: Investment Advisory and Other Agreements

Notes to Financial Statements (
unaudited
)
June 30, 2023

Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside
Financial Group, LLC (doing business as ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis.
Note 4: Investments
Cost of purchases and proceeds from sales of long-term securities for the period ended
June 30, 2023, are summarized as follows:
Note 5: Tax Information
The following table presents the income tax basis of securities owned at June 30, 2023, and the tax basis components of net unrealized appreciation (depreciation):
As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Fund Purchases Sales
U.S. Government Securities Ultra-Short Bond $ 7,007,000 $ 17,257,966
Near-Term Tax Free 1,127,176 1,945,345
Global Luxury Goods 49,092,285 50,591,930
Global Resources 19,913,232 19,584,050
World Precious Minerals 5,635,704 8,870,518
Gold and Precious Metals 29,335,581 35,893,807
Emerging Europe 10,602,022 11,228,823
China Region 6,133,164 5,713,446
Fund Aggregate Tax Cost
Gross
Unrealized
Appreciation
Gross
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Government Securities
Ultra-Short Bond $ 31,242,833 $ 2 $ (119,623) $ (119,621)
Near-Term Tax Free 25,502,463 15,374 (267,812) (252,438)
Global Luxury Goods 42,756,517 7,601,97 9 (4,049,524) 3,552,45 5
Global Resources 93,562,971 12,773,320 (57,369,849) (44,596,529)
World Precious Minerals 81,268,808 12,689,753 (47,278,710) (34,588,957)
Gold and Precious Metals 89,188,658 21,125,86 7 (18,055,064) 3,070,80 3
Emerging Europe 10,120,692 1,610,997 (1,305,247) 305,750
China Region 6,895,652 257,646 (931,852) (674,206)
3: Investment Advisory and Other Agreements

Notes to Financial Statements (
unaudited
)
June 30, 2023

The differences between book-basis and tax-basis unrealized appreciation (depreciation)
for Global Luxury Goods, Global Resources, World Precious Minerals, Gold and Precious
Metals, Emerging Europe and China Region Funds are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies
(PFIC), section 988 forward currency contracts, investments in real estate investment trusts, equity return of capital, investments in grantor trusts and investments in partnerships.
Reclassiﬁcations are made to the Funds’ capital accounts to reﬂect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.
For the year ended December 31, 2022, the Funds recorded the following reclassiﬁcations to increase (decrease) the accounts listed below:
Fund
Undistributed
Tax-Exempt
Income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Capital and
Other Losses
U.S. Government Securities Ultra-Short
Bond $ – $ – $ – $ (738,201)
Near-Term Tax Free – – – (2,773,052)
Global Luxury Goods – 18,822 – (5,888,696)
Global Resources – 27,135 – (232,847,030)
World Precious Minerals – – – (339,680,116)
Gold and Precious Metals – – – (63,129,822)
Emerging Europe – 491,162 – (30,700,103)
China Region – 27,163 – (3,058,858)
Fund (continued)
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences Total
U.S. Government Securities Ultra-Short Bond $ (129,132) $ – $ (867,333)
Near-Term Tax Free (193,744) – (2,966,796)
Global Luxury Goods (157,788) – (6,027,662)
Global Resources (53,338,303) – (286,158,198)
World Precious Minerals (54,167,265) – (393,847,381)
Gold and Precious Metals 4,645,533 – (58,484,289)
Emerging Europe (363,898) – (30,572,839)
China Region (1,147,207) – (4,178,902)
Fund
Distributable
Earnings Paid in Capital
U.S. Government Securities Ultra-Short Bond $ 423 $ (423)
Near-Term Tax Free 379 (379)
Global Luxury Goods – –
Global Resources 32 (32)
World Precious Minerals 7,177,393 (7,177,393)
Gold and Precious Metals 2,390,192 (2,390,192)
Emerging Europe – –
China Region – –

Notes to Financial Statements (
unaudited
)
June 30, 2023

The tax character of distributions paid during the ﬁscal year ended December 31, 2022, were as follows:
The tax character of distributions paid during the ﬁscal year ended December 31, 2021, were as follows:
Capital loss carryforwards may be used to offset current or future taxable capital gains. The loss carryforwards for each Fund, as of December 31, 2022, are as follows:
During the year ended December 31, 2022, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 289,109 $ 7,427 $ – $ 296,536
Near-Term Tax Free 318,228 39,685 – – 357,913
Global Luxury Goods – 1,914,604 539,320 – 2,453,924
Global Resources – 7,566,498 – – 7,566,498
World Precious Minerals – – – – –
Gold and Precious Metals – – – – –
Emerging Europe – 1,040,122 – – 1,040,122
China Region – 269,089 – – 269,089
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 3,190 $ 20,846 $ – $ 24,036
Near-Term Tax Free 324,489 174 – – 324,663
Global Luxury Goods – 6,916,770 832,646 – 7,749,416
Global Resources – 10,949,637 – – 10,949,637
World Precious Minerals – 37,944,772 – – 37,944,772
Gold and Precious Metals – 2,957,464 – – 2,957,464
Emerging Europe – 194,458 – – 194,458
China Region – 637,136 876,736 – 1,513,872
No Expiration
Fund Short-Term Long-Term Total
U.S. Government Securities Ultra-Short Bond $ 399,114 $ 339,087 $ 738,201
Near-Term Tax Free 1,047,597 1,725,455 2,773,052
Global Luxury Goods 5,472,181 – 5,472,181
Global Resources 162,716,293 70,130,737 232,847,030
World Precious Minerals 87,933,232 251,746,884 339,680,116
Gold and Precious Metals 44,281,020 18,848,802 63,129,822
Emerging Europe 20,246,404 10,453,699 30,700,103
China Region 2,543,653 515,205 3,058,858

Notes to Financial Statements (
unaudited
)
June 30, 2023

For tax purposes, the Funds have current year deferred late year losses as follows:
These losses were recognized for tax purposes on the 1st day of the current tax year.
Note 6: Risks of Concentrations and Foreign Investments
The Near-Term Tax Free Fund may be exposed to risks related to concentration of investments in a particular state or geographic area. These investments present risks resulting from changes in economic conditions of the region or the issuer.
The Global Resources Fund concentrates its investments in the natural resources industries and may be subject to greater risks and ﬂuctuations than a portfolio representing a broader range of industries.
The World Precious Minerals and Gold and Precious Metals Funds concentrate their investments in gold and other precious metals and minerals and, therefore, may be subject to greater risks and market ﬂuctuations than a portfolio representing a broader range of industries. The funds invest in securities that typically respond to changes in the price of gold and other precious metals and minerals, which can be inﬂuenced by a variety of global economic, ﬁnancial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales. Fluctuations in the prices of gold and other precious metals and minerals will affect the market values of the securities held by these funds.
The Emerging Europe Fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. Oil and gas companies are a large part of the Russian economy, and banks typically are a signiﬁcant component of emerging market economics, such as those in Russia and other Eastern European countries.
The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry.
The Emerging Europe Fund may be exposed to risks not typically associated with investment in the United States due to its concentration of investments in emerging markets. These risks include possible revaluation of currencies, less public information about companies, disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. Moreover, securities of many foreign issuers, including sovereign nations, and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. issuers.
The China Region Fund may be exposed to risks not typically associated with investments in the United States, due to its concentration of investments in foreign issuers in the region.
Fund
Gold and Precious Metals $ 8,104,139
Fund
Post
October 31, 2022
Capital Loss
Deferral
Post October 31,
2022 Ordinary Loss
Deferral
Global Luxury Goods $ – $ 416,515

Notes to Financial Statements (
unaudited
)
June 30, 2023

These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.
Note 7: Credit Arrangements
Each of the Funds has an uncommitted credit facility with BBH. On April 24, 2019, the
Adviser opted to convert the committed line of credit into an uncommitted line of credit. As a result, the Adviser is no longer obligated to pay commitment fees to BBH. Borrowings of each Fund are collateralized by any or all of the securities held by BBH as the Funds’
custodian up to the amount of the borrowing. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2 percent. Each Fund has a maximum borrowing limit of 10 percent of qualiﬁed assets. The aggregate of borrowings by all Funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the credit facility during the period ended June 30, 2023.
Note 8: Commitments and Contingencies
In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 8: New Accounting Pronouncement
In June 2022, the Financial Accounting Standards Board issued Accounting Standards
Update 2022-03, which amends Fair Value Measurement (Topic 820); Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-
03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December
15, 2023, and for interim periods within those fiscal years, with early adoption permitted.
Management is currently evaluating the impact of these amendments on the financial statements.
Note 9: Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Funds have had not such events. Management has evaluated the need for additional disclosures and/
or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Financial Highlights

U.S. Government Securities Ultra-Short Bond Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2023
(unaudited)
Year Ended December 31,
2022
2021
2020
2019
2018
Ratios to Average Net Assets:
Expense offset
–
–
–
–
–
–
Six Months
Ended
June 30,
2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Net asset value, beginning of
period
$ 1.94  $ 1.99  $ 2.00  $ 2.00  $ 2.00  $ 2.00
Investment Activities
Net investment income (loss) * 0.03  0.02  (0.01) 0.00
(a)
0.03  0.02
Net realized and unrealized
gain (loss)
(0.00)
(a)
(0.05) (0.00)
(a)
0.01  0.00
(a)
0.00
(a)
Total from investment activities
0.03  (0.03) (0.01) 0.01  0.03  0.02
Distributions
From net investment income (0.03) (0.02) –  (0.01) (0.03) (0.02)
From net realized gains
–  (0.00)
(a)
(0.00)
(a)
–  (0.00)
(a)
–
Net asset value, end of period
$ 1.94  $ 1.94  $ 1.99  $ 2.00  $ 2.00  $ 2.00
Total Return
(b)
1.67% (1.66)% (0.44)% 0.32% 1.50% 1.15%
Ratios to Average Net Assets:
Net investment income (loss) 3.34% 0.82% (0.32)% 0.24% 1.47% 1.14%
Total expenses 1.17% 1.13% 1.06% 1.05% 1.00% 0.99%
Expenses waived or reimbursed
(c)
(0.72)% (0.68)% (0.61)% (0.60)% (0.55)% (0.54)%
Net expenses
(d)
0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 50% 46% 78% 127% 97% 32%
Net assets, end of period (in
thousands) $33,214  $34,117  $38,004  $40,262  $42,681  $47,290
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Portfolio turnover is not shown for periods that the Fund was a money market fund.

Financial Highlights

Near-Term Tax Free Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2023
(unaudited)
Year Ended December 31,
2022
2021
2020
2019
2018
Ratios to Average Net
Assets:
Expense offset
(0.41)%
(0.02)%
–
(e)
(0.01)%
(0.08)%
(0.07)%
Six Months
Ended
June 30,
2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Net asset value, beginning of
period
$ 2.09  $ 2.23  $ 2.26  $ 2.22  $ 2.20  $ 2.21
Investment Activities
Net investment income * 0.02  0.02  0.02  0.02  0.03  0.03
Net realized and unrealized
gain (loss)
(0.00)
(a)
(0.14) (0.03) 0.04  0.02  (0.01)
Total from investment activities
0.02  (0.12) (0.01) 0.06  0.05  0.02
Distributions
From net investment income (0.02) (0.02) (0.02) (0.02) (0.03) (0.03)
Net asset value, end of period
$ 2.09  $ 2.09  $ 2.23  $ 2.26  $ 2.22  $ 2.20
Total Return
(b)
0.94% (5.23)% (0.46)% 2.93% 2.18% 0.73%
Ratios to Average Net Assets:
Net investment income 1.88% 1.08% 0.86% 1.11% 1.25% 1.17%
Total expenses 1.65% 1.20% 1.13% 1.09% 1.05% 1.01%
Expenses waived or reimbursed
(c)
(1.20)% (0.75)% (0.68)% (0.64)% (0.60)% (0.56)%
Net expenses
(d)
0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 6% 57% 20% 20% 35% 16%
Net assets, end of period (in
thousands) $29,896  $30,878  $35,389  $41,762  $43,061  $49,914
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Luxury Goods Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2023
(unaudited)
Year Ended December 31,
2022
2021
2020
2019
2018
Ratios to Average Net
Assets:
Expense offset
(0.29)%
(0.06)%
–
(e)
(0.01)%
(0.15)%
(0.06)%
Six Months
Ended
June 30,
2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Net asset value, beginning of
period
$ 15.95  $ 22.30  $ 20.59  $ 17.09  $ 15.36  $ 19.52
Investment Activities
Net investment income (loss) * 0.08  0.36  (0.14) (0.04) (0.02) (0.06)
Net realized and unrealized
gain (loss)
3.83  (5.69) 5.28  3.56  2.14  (1.61)
Total from investment activities
3.91  (5.33) 5.14  3.52  2.12  (1.67)
Distributions
From net investment income –  (0.57) (0.21) (0.02) –  –
From net realized gains
–  (0.45) (3.22) –  (0.39) (2.49)
Net asset value, end of period
$ 19.86  $ 15.95  $ 22.30  $ 20.59  $ 17.09  $ 15.36
Total Return
(a)
24.51% (23.85)% 25.02% 20.62% 13.84% (8.28)%
Ratios to Average Net Assets:
Net investment income (loss) 0.93% 2.03% (0.60)% (0.25)% (0.14)% (0.32)%
Total expenses 2.34% 1.75% 1.99% 1.76% 1.69% 1.77%
Expenses waived or
reimbursed
(b)
(0.43)% (0.20)% (0.06)% (0.01)% (0.15)% (0.06)%
Net expenses
(c)
1.91% 1.55% 1.93% 1.75% 1.54% 1.71%
Portfolio turnover rate 115% 248% 177% 308% 292%
(d)
245%
Net assets, end of period (in
thousands) $48,221  $40,321  $57,667  $49,567  $35,076  $33,848
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Excludes option transactions.
(e) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Resources Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2023
(unaudited)
Year Ended December 31,
2022
2021
2020
2019
2018
Ratios to Average Net
Assets:
Expense offset
(0.24)%
(0.03)%
–
(f)
(0.01)%
(0.08)%
(0.05)%
Six Months
Ended
June 30,
2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Net asset value, beginning
of period
$ 4.30  $ 5.67  $ 5.97  $ 4.61  $ 4.33  $ 6.09
Investment Activities
Net investment income
(loss) * 0.00
(a)
0.01  (0.01) 0.01  0.10  0.12
Net realized and unrealized
gain (loss)
(0.06) (0.71) 0.78  1.68  0.27  (1.67)
Total from investment activities
(0.06) (0.70) 0.77  1.69  0.37  (1.55)
Distributions
From net investment income –  (0.67) (1.07) (0.33) (0.09) (0.21)
Net asset value, end of period
$ 4.24  $ 4.30  $ 5.67  $ 5.97  $ 4.61  $ 4.33
Total Return
(b)
(1.40)% (12.10)% 13.43% 37.17% 8.55% (25.48)%
Ratios to Average Net Assets:
Net investment income (loss) 0.15% 0.25% (0.22)% 0.22% 2.15% 2.05%
Total expenses 1.86% 1.60% 1.90% 2.09% 1.61% 1.57%
Expenses waived or
reimbursed
(c)
(0.38)% (0.06)% –  (0.06)% (0.08)% (0.06)%
Net expenses
(d)
1.48% 1.54% 1.90% 2.03% 1.53% 1.51%
Portfolio turnover rate 40% 46% 135% 105% 129%
(e)
119%
Net assets, end of period (in
thousands) $50,771  $55,053  $67,821  $63,891  $55,739  $60,699
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

World Precious Minerals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2023
(unaudited)
Year Ended December 31,
2022
2021
2020
2019
2018
Ratios to Average Net Assets:
Expense offset
(0.06)%
(0.02)%
–
(e)
–
(e)
(0.04)%
(0.04)%
Six Months
Ended
June 30,
2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Net asset value, beginning
of period
$ 1.73  $ 2.58  $ 5.26  $ 3.31  $ 2.70  $ 4.69
Investment Activities
Net investment loss * (0.01) (0.03) (0.09) (0.07) (0.04) (0.03)
Net realized and
unrealized gain (loss)
(0.13) (0.82) (0.74) 2.38  0.65  (1.49)
Total from investment
activities
(0.14) (0.85) (0.83) 2.31  0.61  (1.52)
Distributions
From net investment
income –  –  (1.85) (0.36) –  (0.47)
Net asset value, end of
period
$ 1.59  $ 1.73  $ 2.58  $ 5.26  $ 3.31  $ 2.70
Total Return
(a)
(8.09)% (32.95)% (14.19)% 70.60% 22.59% (31.67)%
Ratios to Average Net Assets:
Net investment loss (0.80)% (1.31)% (1.77)% (1.77)% (1.31)% (0.77)%
Total expenses 1.74% 1.62% 1.93% 1.81% 1.55% 1.52%
Expenses waived or
reimbursed
(b)
(0.26)% (0.09)% –  –  (0.04)% (0.04)%
Net expenses
(c)
1.48% 1.53% 1.93% 1.81% 1.51% 1.48%
Portfolio turnover rate 11% 25% 41% 34% 20 55%
Net assets, end of period
(in thousands) $47,673  $54,500  $89,313  $116,247  $75,818  $69,117
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Excludes option transactions.
(e) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Gold and Precious Metals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2023
(unaudited)
Year Ended December 31,
2022
2021
2020
2019
2018
Ratios to Average Net
Assets:
Expense offset
(0.25)%
(0.03)%
–
(f)
(0.01)%
(0.08)%
(0.06)%
Six Months
Ended
June 30,
2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Net asset value,
beginning of period
$ 9.75  $ 11.81  $ 13.53  $ 10.14  $ 6.70  $ 7.96
Investment Activities
Net investment loss * (0.00)
(a)
(0.01) (0.01) (0.09) (0.07) (0.06)
Net realized and
unrealized gain (loss)
(0.21) (2.05) (1.46) 3.84  3.51  (1.08)
Total from investment
activities
(0.21) (2.06) (1.47) 3.75  3.44  (1.14)
Distributions
From net investment
income –  –  (0.25) (0.36) –  (0.12)
Net asset value, end of
period
$ 9.54  $ 9.75  $ 11.81  $ 13.53  $ 10.14  $ 6.70
Total Return
(b)
(2.15)% (17.44)% (10.82)% 37.06% 51.34% (14.29)%
Ratios to Average Net
Assets:
Net investment loss (0.02)% (0.11)% (0.07)% (0.82)% (0.90)% (0.87)%
Total expenses 1.76% 1.55% 1.82% 1.60% 1.59% 1.76%
Expenses waived or
reimbursed
(c)
(0.25)% (0.03)% –  (0.01)% (0.08)% (0.06)%
Net expenses
(d)
1.51% 1.52% 1.82% 1.59% 1.51% 1.70%
Portfolio turnover rate 29% 55% 56% 37% 36%
(e)
74%
Net assets, end of period
(in thousands) $99,719  $110,089  $141,228  $160,318  $123,577  $86,106
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Emerging Europe Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2023
(unaudited)
Year Ended December 31,
2022
2021
2020
2019
2018
Ratios to Average Net
Assets:
Expense offset
(0.31)%
(0.04)%
–
(d)
(0.01)%
(0.06)%
(0.04)%
Six Months
Ended
June 30,
2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Net asset value, beginning of
period
$ 3.71  $ 6.76  $ 6.10  $ 7.70  $ 6.05  $ 7.29
Investment Activities
Net investment income * 0.05  0.09  0.15  0.05  0.21  0.14
Net realized and unrealized
gain (loss)
0.31  (2.79) 0.57  (1.43) 1.59  (1.38)
Total from investment activities
0.36  (2.70) 0.72  (1.38) 1.80  (1.24)
Distributions
From net investment income –  (0.35) (0.06) (0.22) (0.15) –
Net asset value, end of period
$ 4.07  $ 3.71  $ 6.76  $ 6.10  $ 7.70  $ 6.05
Total Return
(a)
9.70% (39.84)% 11.75% (17.94)% 29.76% (17.01)%
Ratios to Average Net Assets:
Net investment income 2.83% 2.02% 2.24% 0.76% 3.08% 2.05%
Total expenses 3.68% 3.92% 2.49% 2.82% 2.36% 2.43%
Expenses waived or
reimbursed
(b)
(2.01)% (1.05)% –  (0.16)% (0.06)% (0.04)%
Net expenses
(c)
1.67% 2.87% 2.49% 2.66% 2.30% 2.39%
Portfolio turnover rate 96% 184% 169% 198% 87% 81%
Net assets, end of period (in
thousands) $12,276  $11,815  $23,467  $24,276  $36,453  $31,150
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

China Region Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2023
(unaudited)
Year Ended December 31,
2022
2021
2020
2019
2018
Ratios to Average Net
Assets:
Expense offset
(0.48)%
(0.10)%
–
(d)
(0.01)%
(0.10)%
(0.04)%
Six Months
Ended
June 30,
2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Net asset value, beginning of
period
$ 4.86  $ 6.88  $ 9.99  $ 9.12  $ 7.56  $ 11.53
Investment Activities
Net investment income (loss) * 0.12  0.21  (0.02) (0.08) 0.07  0.10
Net realized and unrealized
gain (loss)
0.36  (2.02) (1.81) 1.14  1.59  (3.84)
Total from investment activities
0.48  (1.81) (1.83) 1.06  1.66  (3.74)
Distributions
From net investment income –  (0.21) –  (0.05) (0.10) (0.08)
From net realized gains
–  –  (1.28) (0.14) –  (0.15)
Net asset value, end of period
$ 5.34  $ 4.86  $ 6.88  $ 9.99  $ 9.12  $ 7.56
Total Return
(a)
9.88% (26.27)% (18.32)% 11.75% 21.99% (32.46)%
Ratios to Average Net Assets:
Net investment income (loss) 4.56% 3.72% (0.26)% (0.88)% 0.77% 0.96%
Total expenses 4.95% 4.23% 3.14% 3.56% 2.95% 2.66%
Expenses waived or
reimbursed
(b)
(3.24)% (1.96)% (0.75)% (0.87)% (0.51)% (0.22)%
Net expenses
(c)
1.71% 2.27% 2.39% 2.69% 2.44% 2.44%
Portfolio turnover rate 101% 211% 278% 243% 95% 109%
Net assets, end of period (in
thousands) $6,705  $6,302  $9,379  $13,547  $14,459  $13,253
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Additional Information (
unaudited
)
Change in Independent Registered Accounting Firm
On March 9, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Funds. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.
The reports of BBD on the financial statements of the Funds as of and for the fiscal years ended December 31, 2021 and December 31, 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the years ended December 31, 2021 and December 31, 2022, and during the subsequent interim period through March 9, 2023: (i) there were no disagreements between the Funds and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of
Regulation S-K under the Securities Exchange Act of 1934, as amended.
The Funds requested that BBD furnish it with a letter addressed to the U.S. Securities and
Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR.
On March 17, 2023, the Audit Committee of the Board of Directors also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending December 31, 2023.
During the fiscal years ended December 31, 2021 and December 31, 2022, and during the subsequent interim period through March 17, 2023, neither the Funds, nor anyone acting on its behalf, consulted with Cohen on behalf of the of Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation
S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of
Regulation S-K.
Proxy Voting
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling
1-800-US-FUNDS (1-800-873-8637). It also appears in the Funds’ statement of additional information (Form 485B), which can be found on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637) or accessing the Funds’ Form N-PX on the
SEC’s website at www.sec.gov.

Additional Information (
unaudited
)
Availability of Quarterly Portfolio Schedules
The Funds provide complete lists of holdings four times in each fiscal year, at the quarter-
ends. For the second and fourth quarters, the lists appear in the Fund’s semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the SEC on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at http://
www.sec.gov.

Expense Example (
unaudited
)
June 30, 2023

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and (2) ongoing costs, including management fees, distribution plan fees, shareholder reports (like this one), and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023) as indicated below.
Actual Expenses. The first line of the following table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second line of the following table for each fund provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term trading fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
In addition, if these direct or transactional costs were included, your costs would have been higher.

Expense Example (
unaudited
)
June 30, 2023

Beginning
Account Value
January 1, 2023
Ending
Account Value
June 30, 2023
Expenses
Paid During
Period
*
U.S. Government Securities Ultra-Short Bond Fund
Based on Actual Fund Return $ 1,000.00 $ 1,016.72 $ 2.25
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,022.56 $ 2.26
Near-Term Tax Free Fund
Based on Actual Fund Return $ 1,000.00 $ 1,009.40 $ 2.24
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,022.56 $ 2.26
Global Luxury Goods Fund
Based on Actual Fund Return $ 1,000.00 $ 1,245.14 $ 10.19
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,015.72 $ 9.15
Global Resources Fund
Based on Actual Fund Return $ 1,000.00 $ 986.05 $ 7.24
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,017.50 $ 7.35
World Precious Minerals Fund
Based on Actual Fund Return $ 1,000.00 $ 919.08 $ 6.99
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,017.50 $ 7.35
Gold and Precious Metals Fund
Based on Actual Fund Return $ 1,000.00 $ 978.46 $ 7.60
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,017.11 $ 7.75
Emerging Europe Fund
Based on Actual Fund Return $ 1,000.00 $ 1,094.34 $ 9.09
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,016.12 $ 8.75
China Region Fund
Based on Actual Fund Return $ 1,000.00 $ 1,098.76 $ 8.43
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,016.76 $ 8.10
*
These calculations are based on expenses incurred in the most recent fiscal half-year. The Funds' Investor
Class' annualized expense ratios (after reimbursements and offsets) for the six month period ended June
30, 2023, were 0.45%, 0.45%, 1.47%, 1.47%, 1.55%, 1.75%, 1.62% and 1.83%, respectively, for the U.S.
Government Securities Ultra-Short Bond, Near-Term Tax Free, Global Resources, World Precious Minerals,
Gold and Precious Metals, Emerging Europe, China Region and Global Luxury Goods Funds. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181, the number of days in the period, then divided by 365 days in the current fiscal year.

Rev. 08/2016
FACTS WHAT DOES U.S. GLOBAL INVESTORS DO WITH YOUR PERSONAL
INFORMATION?
Why? Financial companies choose how they share your personal information.
Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What? The types of personal information we collect and share depend on the product or service you have with us. This information can include:
Social Security number and account balances
retirement assets and checking account information
account transactions and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How? All ﬁnancial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons
ﬁnancial companies can share their customers’ personal information; the reasons U.S. Global Investors chooses to share; and whether you can limit this sharing.
Reasons we can share your personal
information
Does U.S. Global
Investors share?
Can you limit
this sharing?
For our everyday business purposes —
Yes No
Such as to process your transactions, maintain
your account(s), respond to court orders and
legal investigations, or report to credit bureaus
For our marketing purposes —
Yes No
to offer our products and services to you
For joint marketing with other financial
companies
No We don’t share
For our affiliates’ everyday
business purposes —
No We don’t share
information about your transactions and
experiences
For our affiliates’ everyday
business purposes —
No We don’t share
information about your creditworthiness
For nonaffiliates to market to you No We don’t share
Questions? Call 1-800-US-FUNDS (1-800-873-8637) or go to www.usfunds.com

Who we are
Who is providing
this notice?
U.S. Global Investors, Inc. and U.S. Global Investors Funds
(collectively known as U.S. Global Investors)
What we do
How does
U.S. Global
Investors protect
my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured ﬁles
and buildings.
How does
U.S. Global
Investors collect
my personal
information?
We collect your personal information, for example, when you
open an account or provide account information
make deposits or withdrawals from your account
make a wire transfer
tell us where to send the money
We also collect your personal information from other companies
Why can’t I limit all
sharing?
Federal law gives you the right to limit only
sharing for affiliates’ everyday business purposes —
information about your creditworthiness
affiliates from using your information to market to you
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing.
Definitions
Affiliates Companies related by common ownership or control. They can be
ﬁnancial and nonﬁnancial companies.
Our affiliates include U.S. Global Investors, Inc. and
U.S. Global Investors Funds.
Nonaffiliates Companies not related by common ownership or control. They can be ﬁnancial and nonﬁnancial companies.
Nonaffiliates we share personal information with
include companies that perform marketing on
our behalf, printing and mailing companies, and
companies that service your account(s).
Joint marketing A formal agreement between nonafﬁliated ﬁnancial companies that together market ﬁnancial products or services to you.
U.S. Global Investors doesn’t jointly market.

Apex Fund Services
3 Canal Plaza, Suite 600
Portland, ME 04101
Want to reduce paper waste?
You can receive this report and
other important documents
electronically. Please visit
www.usfunds.com and sign up
at Access My Account. If you
need further assistance, please
call us at 800-873-8637.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(a)(4) Change in Independent Registered Public Accounting Firm (Exhibit filed herewith)

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              U.S. Global Investors Funds

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 30, 2023

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 30, 2023